UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Copy to:

Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1. Reports to Stockholders.

STATE STREET NAVIGATOR

SECURITIES LENDING PORTFOLIO I

SEMI-ANNUAL REPORT

JUNE 30, 2019

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Semi-Annual Report

June 30, 2019 (Unaudited)

Table of Contents (Unaudited)

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2019
Certificates Of Deposit	40.3%
Financial Company Commercial Paper	23.7
Asset Backed Commercial Paper	12.4
Government Agency Repurchase Agreements	9.7
Treasury Repurchase Agreements	6.5
Other Notes	4.9
Other Repurchase Agreements	2.3
Other Assets in Excess of Liabilities	0.2

Total	100.0%

*	As a percentage of net assets as of the date indicated. The composition will vary over time.

See accompanying notes to financial statements.

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State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 99.8%
ASSET BACKED COMMERCIAL PAPER — 12.4%
Antalis SA 2.60%, 7/3/2019 (a)	18,000,000	$17,995,856
Atlantic Asset Securitizaton LLC 2.37%, 7/1/2019 (a)	10,000,000	9,998,000
Barclays Bank PLC 2.54%, 8/21/2019 (a)	20,000,000	19,924,160
Collateralized Commercial Paper FLEX Co. LLC 1 Month USD LIBOR + 0.25%, 2.67%, 8/7/2019 (b)	15,000,000	15,000,000
Kells Funding LLC 2.40%, 9/11/2019 (a)	10,000,000	9,952,708
Kells Funding LLC 2.50%, 8/19/2019 (a)	15,000,000	14,949,668
Kells Funding LLC 2.54%, 8/2/2019 (a)	5,000,000	4,988,711
Kells Funding LLC 2.55%, 7/15/2019 (a)	5,000,000	4,995,042
Kells Funding LLC 2.55%, 8/9/2019 (a)	15,000,000	14,958,563
LMA Americas LLC 2.39%, 7/1/2019 (a)	25,000,000	24,995,073
Ridgefield Funding Co. LLC 2.42%, 9/5/2019 (a)	15,000,000	14,932,495

		152,690,276

CERTIFICATES OF DEPOSIT — 40.3%
Bank of Montreal 3 Month USD LIBOR + 0.05%, 2.57%, 3/2/2020 (b)	5,000,000	5,000,000
Bank of Montreal 3 Month USD LIBOR + 0.22%, 2.67%, 12/9/2019 (b)	10,000,000	10,000,000
Bank of Montreal 1 Month USD LIBOR + 0.38%, 2.80%, 11/6/2019 (b)	15,000,000	15,000,000
Bank of Nova Scotia 1 Month USD LIBOR + 0.30%, 2.69%, 1/16/2020 (b)	3,000,000	3,000,000
Bank of Nova Scotia 3 Month USD LIBOR + 0.14%, 2.75%, 1/16/2020 (b)	2,000,000	2,000,000
BNP Paribas 3 Month USD LIBOR + 0.07%, 2.65%, 11/5/2019 (b)	8,000,000	8,000,000
Canadian Imperial Bank of Commerce 3 Month USD LIBOR + 0.22%, 2.55%, 12/30/2019 (b)	10,000,000	10,010,672
Canadian Imperial Bank of Commerce 3 Month USD LIBOR + 0.17%, 2.57%, 3/18/2020 (b)	7,500,000	7,507,475
Canadian Imperial Bank of Commerce 1 Month USD LIBOR + 0.15%, 2.58%, 3/4/2020 (b)	6,000,000	6,000,000
Canadian Imperial Bank of Commerce 1 Month USD LIBOR + 0.33%, 2.76%, 8/5/2019 (b)	10,000,000	10,000,000
China Construction Bank Corp. 2.63%, 8/16/2019 (a)	5,000,000	5,001,134
China Construction Bank Corp. 2.66%, 7/15/2019 (a)	10,000,000	10,000,000
Credit Agricole Corporate & Investment Bank 1 Month USD LIBOR + 0.13%, 2.55%, 11/7/2019 (b)	15,000,000	15,003,673

See accompanying notes to financial statements.

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State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
CERTIFICATES OF DEPOSIT - (continued)
Credit Industriel et Commercial 1 Month USD LIBOR + 0.14%, 2.54%, 8/14/2019 (b)	10,000,000	$10,000,000
Credit Industriel et Commercial 2.61%, 1/6/2020 (a)	15,000,000	15,000,000
Credit Suisse (a)	25,000,000	25,013,497
Credit Suisse 2.62%, 10/10/2019 (a)	15,000,000	15,000,000
DnB Bank ASA 2.36%, 10/15/2019 (a)	25,000,000	25,009,459
ICBC NY Branch 2.66%, 7/15/2019 (a)	15,000,000	15,000,000
Lloyds Bank Corporate Markets PLC 3 Month USD LIBOR + 0.18%, 2.77%, 7/19/2019 (b)	15,000,000	15,000,000
Mizuho Bank Ltd. 1 Month USD LIBOR + 0.12%, 2.51%, 7/19/2019 (b)	15,000,000	15,000,000
Mizuho Bank Ltd. 2.62%, 7/1/2019 (a)	10,000,000	10,000,000
Mizuho Bank Ltd. 3 Month USD LIBOR + 0.11%, 2.72%, 7/2/2019 (b)	10,000,000	10,000,000
MUFG Bank Ltd. 2.60%, 10/28/2019 (a)	9,000,000	9,000,000
Nordea Bank AB 3 Month USD LIBOR - 0.01%, 2.59%, 10/18/2019 (b)	10,000,000	10,000,000
Nordea Bank AB 3 Month USD LIBOR - 0.01%, 2.60%, 10/15/2019 (b)	5,000,000	5,000,000
Norinchukin Bank 2.30%, 9/26/2019 (a)	15,000,000	15,000,362
Oversea-Chinese Banking Corp. Ltd. 3 Month USD LIBOR, 2.57%, 11/7/2019 (b)	5,000,000	5,000,312
Skandinaviska Enskilda Banken AB 3 Month USD LIBOR + 0.01%, 2.53%, 11/22/2019 (b)	8,000,000	8,000,000
Skandinaviska Enskilda Banken AB 3 Month USD LIBOR + 0.13%, 2.58%, 9/11/2019 (b)	10,000,000	10,000,000
Societe Generale 3 Month USD LIBOR + 0.07%, 2.68%, 7/15/2019 (b)	15,000,000	15,000,000
Sumitomo Mitsui Banking Corp. 1 Month USD LIBOR + 0.16%, 2.56%, 8/22/2019 (b)	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp. 1 Month USD LIBOR + 0.35%, 2.79%, 7/2/2019 (b)	15,000,000	15,000,000
Sumitomo Mitsui Trust Bank NY 2.40%, 7/2/2019 (a)	15,000,000	15,000,017
Sumitomo Mitsui Trust Bank NY 2.60%, 7/11/2019 (a)	15,000,000	15,000,000
Sumitomo Mitsui Trust Bank NY 1 Month USD LIBOR + 0.17%, 2.60%, 8/5/2019 (b)	10,000,000	10,000,000
Svenska Handelsbanken AB 3 Month USD LIBOR + 0.02%, 2.61%, 7/19/2019 (b)	10,000,000	10,000,000
Svenska Handelsbanken AB 1 Month USD LIBOR + 0.30%, 2.69%, 8/19/2019 (b)	20,000,000	20,000,000
Toronto-Dominion Bank 2.30%, 1/13/2020 (a)	15,000,000	15,010,903

See accompanying notes to financial statements.

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State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
CERTIFICATES OF DEPOSIT - (continued)
Toronto-Dominion Bank 1 Month USD LIBOR + 0.11%, 2.49%, 2/18/2020 (b)	20,000,000	$20,002,000
Wells Fargo Bank NA 1 Month USD LIBOR + 0.18%, 2.59%, 4/8/2020 (b)	5,000,000	5,000,000
Wells Fargo Bank NA 3 Month USD LIBOR + 0.17%, 2.78%, 1/15/2020 (b)	10,000,000	10,000,000
Wells Fargo Bank NA 3 Month USD LIBOR + 0.23%, 2.84%, 1/6/2020 (b)	10,000,000	10,000,000
Wells Fargo Bank NA 3 Month USD LIBOR + 0.24%, 2.85%, 2/3/2020 (b)	5,000,000	5,000,000

		498,559,504

FINANCIAL COMPANY COMMERCIAL PAPER — 23.7%
Caisse des Depots et Consignations 2.54%, 7/11/2019 (a)	10,000,000	9,992,958
CDP Financial, Inc. 2.49%, 10/11/2019 (a)	19,000,000	18,869,217
CDP Financial, Inc. 2.50%, 11/14/2019 (a)	3,000,000	2,972,698
CDP Financial, Inc. 2.56%, 10/15/2019 (a)	15,000,000	14,887,154
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.03%, 2.61%, 1/30/2020 (b)	5,000,000	5,000,000
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.05%, 2.66%, 4/6/2020 (b)	15,000,000	15,001,120
HSBC Bank PLC 3 Month USD LIBOR + 0.04%, 2.58%, 11/12/2019 (b)	5,000,000	5,000,000
HSBC Bank PLC 3 Month USD LIBOR + 0.04%, 2.60%, 11/8/2019 (b)	5,000,000	5,000,359
HSBC Bank PLC 1 Month USD LIBOR + 0.32%, 2.72%, 7/24/2019 (b)	20,000,000	20,000,000
ING US Funding LLC 1 Month USD LIBOR + 0.16%, 2.60%, 12/3/2019 (b)	10,000,000	10,000,000
ING US Funding LLC 1 Month USD LIBOR + 0.29%, 2.70%, 7/8/2019 (b)	10,000,000	10,000,023
Lloyds Bank PLC 3 Month USD LIBOR + 0.09%, 2.64%, 2/4/2020 (b)	10,000,000	9,999,960
MUFG Bank Ltd. 2.32%, 12/31/2019 (a)	8,000,000	7,906,876
National Australia Bank Ltd. 1 Month USD LIBOR + 0.22%, 2.66%, 7/31/2019 (b)	5,500,000	5,500,000
Swedbank AB 2.58%, 10/23/2019 (a)	10,000,000	9,924,925
Swedbank AB 2.60%, 9/11/2019 (a)	10,000,000	9,951,875
Toronto-Dominion Bank 2.43%, 7/5/2019 (a)	10,000,000	9,995,353
Toyota Motor Credit Corp. 3 Month USD LIBOR + 0.13%, 2.74%, 10/11/2019 (b)	18,000,000	18,000,000
UBS AG 3 Month USD LIBOR + 0.04%, 2.38%, 12/23/2019 (b)	15,000,000	15,000,000

See accompanying notes to financial statements.

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State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
UBS AG 3 Month USD LIBOR + 0.05%, 2.63%, 2/3/2020 (b)	7,000,000	$6,999,965
UBS AG 3 Month USD LIBOR + 0.20%, 2.81%, 7/10/2019 (b)	8,000,000	8,000,000
United Overseas Bank, Ltd. 2.48%, 7/19/2019 (a)	15,000,000	14,979,639
United Overseas Bank, Ltd. 2.50%, 8/16/2019 (a)	15,000,000	14,952,510
United Overseas Bank, Ltd. 2.53%, 7/30/2019 (a)	15,000,000	14,969,053
Walt Disney Co. 2.48%, 9/27/2019 (a)	20,000,000	19,886,200
Westpac Banking Corp. 3 Month USD LIBOR + 0.04%, 2.62%, 1/27/2020 (b)	10,000,000	10,000,000

		292,789,885

OTHER NOTES — 4.9%
Bank of America NA 1 Month USD LIBOR + 0.13%, 2.54%, 1/13/2020 (b)	10,000,000	10,000,000
National Bank of Canada 2.44%, 7/2/2019 (a)	12,500,000	12,500,000
Svenska Handelsbanken AB 2.33%, 7/1/2019 (a)	28,778,000	28,778,000
Wells Fargo Bank NA 1 Month USD LIBOR + 0.22%, 2.60%, 7/15/2020 (b)	9,000,000	9,003,725

		60,281,725

GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 9.7%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Government Obligation, 4.500% due 02/20/2047, valued at $15,300,000); expected proceeds $15,003,125 2.50%, 7/1/2019	15,000,000	15,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by various U.S. Government Obligations, 0.000% – 5.000% due 01/15/2034 – 01/20/2049, valued at $61,800,000); expected proceeds $60,012,550 2.51%, 7/1/2019	60,000,000	60,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by various U.S. Government Obligations, 2.000% – 10.500% due 07/15/2019 – 01/01/2049, valued at $45,900,000); expected proceeds $45,009,45 2.52%, 7/1/2019	45,000,000	45,000,000

		120,000,000

OTHER REPURCHASE AGREEMENTS — 2.3%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by various Common Stocks, valued at $21,600,001); expected proceeds $20,004,183 2.51%, 7/1/2019	20,000,000	20,000,000

See accompanying notes to financial statements.

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State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
OTHER REPURCHASE AGREEMENTS - (continued)
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/07/2019 (collateralized by a Corporate Bond, 2.250% due 07/01/2023, valued at $9,900,001); expected proceeds $9,041,400 2.76%, 8/6/2019 (c)	9,000,000	$9,000,000

		29,000,000

TREASURY REPURCHASE AGREEMENTS — 6.5%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 07/16/2019, valued at $15,300,047); expected proceeds $15,003,138 2.51%, 7/1/2019	15,000,000	15,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bond, 2.750% due 08/15/2047, valued at $66,300,076); expected proceeds $65,013,433 2.48%, 7/1/2019	65,000,000	65,000,000

		80,000,000

TOTAL SHORT—TERM INVESTMENTS (Cost $1,233,275,332)		1,233,321,390

TOTAL INVESTMENTS — 99.8% (Cost $1,233,275,332)		1,233,321,390
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		2,128,794

NET ASSETS — 100.0%		$1,235,450,184

(a)	Rate shown is the discount rate at time of purchase.
(b)

Variable Rate Security—Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Illiquid security. This security represents $9,000,000 or 0.7% of net assets as of June 30, 2019.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$1,233,321,390	$—	$1,233,321,390

TOTAL INVESTMENTS	$—	$1,233,321,390	$—	$1,233,321,390

See accompanying notes to financial statements.

6

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in securities, at value — unaffiliated issuers	$1,004,321,390
Repurchase agreements, at amortized cost	229,000,000

Total Investments	1,233,321,390
Cash	883
Interest receivable — unaffiliated	2,439,844
Receivable from Adviser	13,390

TOTAL ASSETS	1,235,775,507

LIABILITIES
Advisory fee payable	25,695
Administration fees payable	781
Custodian, sub-administration and transfer agent fees	15,745
Trustees’ fees and expenses payable	86
Distribution payable	257,079
Professional fees payable	25,937

TOTAL LIABILITIES	325,323

NET ASSETS	$1,235,450,184

NET ASSETS CONSIST OF:
Paid-in Capital	$1,235,406,937
Total distributable earnings (loss)	43,247

NET ASSETS	$1,235,450,184

NET ASSET VALUE PER SHARE
Net asset value per share	$1.00

Shares outstanding ($0.001 par value)	1,235,406,937

COST OF INVESTMENTS:
Investments at cost	$1,233,275,332

See accompanying notes to financial statements.

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STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest income—unaffiliated issuers	$15,838,181

EXPENSES
Advisory fees	147,970
Administration fees	4,439
Custodian, sub-administration and transfer agent fees	101,611
Trustees’ fees and expenses	22,570
Professional fees	24,660
Insurance expense	5,084
Miscellaneous expenses	2,746

TOTAL EXPENSES	309,080

Expenses waived/reimbursed by the Adviser	(60,490)

NET EXPENSES	248,590

NET INVESTMENT INCOME (LOSS)	15,589,591

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions	100

Net change in unrealized appreciation/depreciation on:
Investment transactions	92,874

NET REALIZED AND UNREALIZED GAIN (LOSS)	92,974

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$15,682,565

See accompanying notes to financial statements.

8

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,589,591	$29,231,281
Net realized gain (loss)	100	7,812
Net change in unrealized appreciation/depreciation	92,874	(43,617)

Net increase (decrease) in net assets resulting from operations	15,682,565	29,195,476

DISTRIBUTIONS TO SHAREHOLDERS	(15,589,591)	(29,238,056)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,010,929,327	4,822,904,378
Cost of shares redeemed	(1,856,658,474)	(5,666,570,038)

Net increase (decrease) in net assets from beneficial interest transactions	154,270,853	(843,665,660)

Net increase (decrease) in net assets during the period	154,363,827	(843,708,240)

Net assets at beginning of period	1,081,086,357	1,924,794,597

NET ASSETS AT END OF PERIOD	$1,235,450,184	$1,081,086,357

SHARES OF BENEFICIAL INTEREST:
Shares sold	2,010,929,327	4,822,904,378
Shares redeemed	(1,856,658,474)	(5,666,570,038)

Net increase (decrease)	154,270,853	(843,665,660)

See accompanying notes to financial statements.

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STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/19 (Unaudited)		Year Ended 12/31/18		Year Ended 12/31/17		For the Period 7/12/16* - 12/31/16**
Net asset value, beginning of period	$1.0000		$1.0000		$1.0000		$1.0000

Income (loss) from investment operations:
Net investment income (loss)(a)	0.0131		0.0206		0.0119		0.0032
Net realized and unrealized gain (loss)	(0.0001)		0.0003		(0.0002)		—

Total from investment operations	0.0130		0.0209		0.0117		0.0032

Distributions to shareholders from:
Net investment income	(0.0130)		(0.0209)		(0.0117)		(0.0032)
Net realized gains	—		—		(0.0000	)(b)	—

Total distributions to shareholders	(0.0130)		(0.0209)		(0.0117)		(0.0032)

Net asset value, end of period	$1.0000		$1.0000		$1.0000		$1.0000

Total return(c)	1.31%		2.11%		1.18%		0.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,235,450		$1,081,086		$1,924,795		$1,375,302
Ratios to average net assets:
Total expenses	0.05	%(d)	0.05%		0.06%		0.04	%(d)
Net expenses	0.04	%(d)	0.04%		0.04%		0.04	%(d)
Net investment income (loss)	2.63	%(d)	2.05%		1.19%		0.68	%(d)
Portfolio turnover rate	—	%(e)(f)	—	%(f)	—	%(f)	—	%(e)(f)

*	Inception and commencement of operations.
(**)	Beginning with the year ended December 31, 2017, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.00005 per share.
(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
(e)	Not annualized.
(f)	Portfolio turnover percentage amounts to 0% as the Fund only held short term investments for the period.

See accompanying notes to financial statements.

10

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements

June 30, 2019 (Unaudited)

1. Organization

State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2019, the Trust offers four (4) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Portfolio I (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.

The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). Shares of the Fund are sold in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.

The Fund’s investment objective is to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

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State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.

12

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

Distributions

Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3. Securities and Other Investments

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of June 30, 2019, the Fund had invested in repurchase agreements with the gross values (principal) of $229,000,000 and associated collateral equal to $236,100,125.

4. Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0250% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

SSGA FM is contractually obligated until April 30, 2020 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund’s Board. For the period ended June 30, 2019, SSGA FM waived $60,490.

Administrator Fee

SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund, and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.

Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees

State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.

13

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

Other Transactions with Affiliates

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2019, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Portfolio I	1	70.88%

5. Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6. Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2018, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio I	$1,233,275,332	$63,584	$17,526	$46,058

14

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

7. Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

15

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information

June 30, 2019 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable distribution (12b-1) and/ or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator Securities Lending Portfolio I	0.04%	$1,013.10	$0.20	$1,024.60	$0.20

(a)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

16

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

June 30, 2019 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.

Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedule of investments are available upon request, without charge, by calling 1-877-521-4083 (toll free).

17

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

June 30, 2019 (Unaudited)

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT

General Background

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) serves as the investment adviser to the State Street Navigator Securities Lending Portfolio I (the “Fund”), pursuant to an advisory agreement dated May 1, 2001, as amended (the “Advisory Agreement”), between SSGA FM and the State Street Navigator Securities Lending Trust (the “Trust”). Under the Advisory Agreement, SSGA FM manages the Fund’s investments in accordance with its investment objectives, policies and limitations. Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, including and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval. Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance, and risk management. The Board periodically meets with SSGA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board received in preparation for the meeting described below.

Approval Process

The Board, including the Independent Trustees, met in person on April 10, 2019 and May 15, 2019 (collectively, the “Meeting”), including in executive sessions attended by the Independent Trustees and their co-counsel who are independent of the Adviser to consider a proposal to approve the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent third-party provider of mutual fund data and by SSGA FM, that it believed to be reasonably necessary to reach its conclusion. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSGA FM and independent legal counsel. During the executive session, the Board discussed the following: (1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSGA FM; (3) the costs of the services to be provided and profits to be realized by SSGA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSGA

FM, as well as the reasonableness of overall compensation paid by the Fund to SSGA FM, the Board had considered (a) the Fund’s need for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust and the Fund; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.

To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a memorandum from independent legal counsel to the Independent Trustees (“Independent Counsel”) detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; the Administration Agreement dated and effective as of June 3, 2015 between SSGA FM and the Trust (the “Administration Agreement”); the Sub-Administration Agreement dated and effective as of June 1, 2015 between State Street Bank and Trust Company (“State Street”) and SSGA FM (the “Sub-Administration Agreement”); the

18

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

June 30, 2019 (Unaudited)

Custodian Contract dated March 4, 1996, as amended, between State Street and the Trust (the “Custody Agreement”); and the Transfer Agency and Service Agreement dated March 4, 1996, as amended, between State Street and the Trust (the “Transfer Agency Agreement” and together, with the Sub-Administration Agreement and the Custody Agreement, the “Affiliated Agreements”); and (2) a responsive memorandum from the Adviser to a request letter from Independent Counsel to SSGA FM requesting certain information from SSGA FM, in its capacity as the Adviser and the Fund’s administrator (the “Administrator”) relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement and the Administration Agreement that included, among other information: (i) a description of the nature, extent and quality of services provided by the Adviser to the Trust, the Fund and the State Street Navigator Securities Lending Government Money Market Portfolio (together with the Fund, the “Navigator Funds”) with a description of all relevant personnel comprising the team responsible for providing these services to the Trust and the Navigator Funds and their qualifications to provide such services; (ii) a description of the sources of information that the Adviser relies upon in providing portfolio management services to each Navigator Fund and a description of the Adviser’s investment decision making process for each Navigator Fund; (iii) a description of the Adviser’s processes for seeking to obtain the most favorable execution of portfolio transactions for the Navigator Funds; (iv) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvement or changes in technology or systems in the past year; (v) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the Navigator Funds invest and a description of the functioning and effectiveness of SSGA FM’s valuation policies and procedures in light of U.S. Securities and Exchange Commission (“SEC”) staff guidance in this area and SEC enforcement actions with respect to valuation; (vi) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2018; (vii) a report of SSGA FM’s expense allocation and profitability related to providing investment advisory services to the Navigator Funds with an explanation of the methodology used in allocating expenses attributable to managing each Navigator Fund; (viii) a profitability report from SSGA FM detailing the Adviser’s profitability for providing investment advisory services to the Trust for the year ended December 31, 2018; (ix) a summary of the Adviser’s profitability for each Navigator Fund for the year ended December 31, 2018; (x) individual reports on SSGA FM’s profitability for providing investment advisory services to each Navigator Fund for the year ended December 31, 2018; (xi) the Administrator’s profitability for providing administrative services to the Trust for the year ended December 31, 2018; (xii) a summary of Administrator profitability by Navigator Fund by gross profit for the year ended December 31, 2018; (xiii) a combined profitability report by functional category detailing the profitability of SSGA FM and State Street for fees paid by the Trust for the year ended December 31, 2018 (collectively, with items vii, viii, ix, x, xi and xii, the “SSGA FM Profitability Reports”); (xiv) SSGA FM’s updated registration on Form ADV (Parts 1 and 2) under the Investment Advisers Act of 1940, as amended; (xv) an overall description of the services rendered to the Navigator Funds by SSGA FM as Administrator, an assessment of the quality of the services to be provided by SSGA FM as Administrator, including its oversight of State Street, as the sub-administrator of the Trust, and a discussion as to whether the nature, extent and quality of the services provided would be at least equal to services provided by unaffiliated third parties offering the same or similar services; (xvi) data from a nationally recognized independent third-party provider of mutual fund data, Broadridge Financial Solutions, Inc. (“Broadridge”), comparing the Fund’s performance for the period from the Fund’s inception through December 31, 2018, advisory fees and total expense ratio to other funds, selected exclusively by Broadridge, with similar investment objectives and investment policies and of similar asset size. In reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).

The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement

The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and investment policies and of similar asset size. The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors, although it does have peers of comparable size pursuing comparable investment objectives.

19

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

June 30, 2019 (Unaudited)

In considering the nature, extent and quality of the services provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials provided by Broadridge and SSGA FM before the Meeting and by SSGA FM at the Meeting. The Board noted that, under the Advisory Agreement, SSGA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board; (ii) providing necessary and appropriate reports and information to the Board; (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions; and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund. The Board also considered the resources, operational structures and practices of SSGA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSGA FM approved counterparties. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $452.7 billion in assets under management as of December 31, 2018. Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares senior personnel, the Board determined that SSGA FM and its affiliates continue to have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSGA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Investment Performance of the Trust and SSGA FM

In evaluating the investment performance of the Trust and SSGA FM, the Board relied primarily upon the aforementioned Broadridge materials, as well as information provided at the Meeting and upon reports provided to the Board by SSGA FM throughout the preceding year. The Board reviewed the performance of the Fund against a Broadridge-generated peer group, consisting of the Fund and 13 other Institutional Money Market Funds (as classified by Broadridge) with assets ranging from approximately $438.7 million to approximately $13.16 billion (the “Broadridge Peer Group”), and the Broadridge universe, consisting of the Fund and all Institutional Money Market Funds, regardless of asset size or primary channel of distribution (the “Broadridge Universe”), and noted that the Fund had underperformed both the averages and medians of the Broadridge Peer Group for the one-, three- and five-year periods and outperformed both the average and median of the Broadridge Peer Group for the ten-year period. The Board also noted that the Fund equaled the median and outperformed the average of the Broadridge Universe for the one-year period and outperformed the median and average of the Broadridge Universe for the three-year, five-year, and ten-year periods. The Board noted the relatively narrow range of returns in the Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield. The Board also took into account management’s discussion of the Fund’s performance. On the basis of this review, the Board supported the renewal of the Advisory Agreement.

The Cost of the Services to be Provided

The Board reviewed an expense comparison report prepared by Broadridge. The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the Fund versus the Broadridge Peer Group. The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were in the first quintile compared to the Fund’s Broadridge Peer Group. The Board concluded that the management fees and total expenses of the Fund are reasonable.

20

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

June 30, 2019 (Unaudited)

Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust

The Board considered the profitability of the advisory and administrative arrangements with the Navigator Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as sub-administrator, transfer agent and custodian for the Trust. The Board was also provided with the data relating to the profitability to SSGA FM from serving as the Adviser and the Administrator of the Navigator Funds for the calendar year ended December 31, 2018. The Trustees discussed with representatives of the Adviser and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. After further discussion, the Trustees concluded that, to the extent SSGA FM’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

Economies of Scale

The Board considered certain limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective. The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow. The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

Other Benefits

In considering whether SSGA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the Trust. The Board noted, among other things, that SSGA FM does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments. The Board concluded that, to the extent that SSGA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSGA FM’s fee excessive.

Approval

The Board carefully evaluated the materials and information provided in advance of and at the Meeting and throughout the year and was advised by independent legal counsel with respect to its deliberations. In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and each Trustee may have attributed different weight to the various Factors. Based on the Board’s evaluation of all the Factors that it deemed relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.

21

Trustees

John R. Costantino

Michael F. Holland

Michael A. Jessee

Ellen M. Needham

Donna M. Rapaccioli

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

State Street Navigator Securities Lending Trust

c/o State Street Bank and Trust Company

Securities Finance

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR

SECURITIES LENDING PORTFOLIO II

SEMI-ANNUAL REPORT

June 30, 2019

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Semi-Annual Report

June 30, 2019 (Unaudited)

Table of Contents (Unaudited)

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2019
Certificates Of Deposit	37.2%
Financial Company Commercial Paper	28.7
Asset Backed Commercial Paper	14.3
Government Agency Repurchase Agreements	10.9
Treasury Repurchase Agreements	3.1
Other Notes	4.8
Other Repurchase Agreements	0.9
Other Assets in Excess of Liabilities	0.1

Total	100.0%

*	As a percentage of net assets as of the date indicated. The composition will vary over time.

See accompanying notes to financial statements.

1

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 99.9%
ASSET BACKED COMMERCIAL PAPER — 14.3%
Alpine Securitizaton Ltd. 2.54%, 7/31/2019 (a)	10,000,000	$9,977,954
Antalis SA 2.52%, 8/2/2019 (a)	10,000,000	9,976,647
Barton Capital SA 2.44%, 7/1/2019 (a)	10,000,000	9,998,029
Bennington Stark Capital Co. LLC 2.40%, 7/1/2019 (a)	25,000,000	24,994,938
Cancara Asset Securitisation LLC 2.25%, 10/25/2019 (a)	20,000,000	19,842,193
Collateralized Commercial Paper FLEX Co. LLC 1 Month USD LIBOR + 0.25%, 2.67%, 8/7/2019 (b)	7,000,000	7,001,954
Kells Funding LLC 2.40%, 9/11/2019 (a)	10,000,000	9,952,709
Kells Funding LLC 2.50%, 8/19/2019 (a)	14,000,000	13,953,024
Kells Funding LLC 2.54%, 8/27/2019 (a)	18,000,000	17,930,700
Kells Funding LLC 2.55%, 8/9/2019 (a)	15,000,000	14,959,050
Liberty Funding LLC 2.57%, 7/3/2019 (a)	20,000,000	19,993,250
LMA Americas LLC 2.39%, 7/1/2019 (a)	10,000,000	9,998,029
Nieuw Amsterdam Receivables Corp. 2.55%, 7/16/2019 (a)	20,000,000	19,975,740
Ridgefield Funding Co. LLC 2.42%, 9/5/2019 (a)	15,000,000	14,932,495

		203,486,712

CERTIFICATES OF DEPOSIT — 37.2%
Bank of Montreal 2.57%, 7/8/2019 (a)	11,750,000	11,750,563
Bank of Montreal 2.57%, 7/9/2019 (a)	10,000,000	10,000,529
Bank of Montreal 3 Month USD LIBOR + 0.05%, 2.57%, 3/2/2020 (b)	15,000,000	15,000,939
Bank of Montreal 1 Month USD LIBOR + 0.40%, 2.82%, 1/6/2020 (b)	10,000,000	10,017,296
Bank of Nova Scotia 3 Month USD LIBOR + 0.11%, 2.72%, 1/17/2020 (b)	10,000,000	10,005,879
BNP Paribas 1 Month USD LIBOR + 0.12%, 2.56%, 10/1/2019 (b)	15,000,000	15,004,366
Canadian Imperial Bank of Commerce 3 Month USD LIBOR + 0.22%, 2.55%, 12/30/2019 (b)	5,000,000	5,004,700
Canadian Imperial Bank of Commerce 3 Month USD LIBOR + 0.17%, 2.57%, 3/18/2020 (b)	7,000,000	7,004,443
China Construction Bank Corp. 2.63%, 8/16/2019 (a)	5,000,000	5,001,134
China Construction Bank Corp. 2.66%, 7/15/2019 (a)	15,000,000	15,001,515

See accompanying notes to financial statements.

2

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
CERTIFICATES OF DEPOSIT - (continued)
Credit Industriel et Commercial 1 Month USD LIBOR + 0.14%, 2.54%, 8/14/2019 (b)	12,000,000	$12,002,020
Credit Industriel et Commercial 1 Month USD LIBOR + 0.14%, 2.58%, 8/1/2019 (b)	15,000,000	15,002,017
Credit Suisse 3 Month USD LIBOR + 0.20%, 2.59%, 9/20/2019 (b)	12,000,000	12,003,926
Credit Suisse 1 Month USD LIBOR + 0.18%, 2.59%, 12/11/2019 (b)	10,000,000	10,004,849
Credit Suisse 2.62%, 10/10/2019 (a)	15,000,000	15,010,650
ICBC NY Branch 2.66%, 7/15/2019 (a)	15,000,000	15,001,299
ICBC NY Branch 2.70%, 7/2/2019 (a)	10,000,000	10,000,266
Mizuho Bank Ltd. 1 Month USD LIBOR + 0.12%, 2.51%, 7/19/2019 (b)	15,000,000	15,001,058
Mizuho Bank Ltd. 3 Month USD LIBOR + 0.03%, 2.61%, 7/24/2019 (b)	6,000,000	6,000,072
Mizuho Bank Ltd. 2.62%, 7/1/2019 (a)	15,000,000	15,000,242
Nordea Bank AB 3 Month USD LIBOR - 0.01%, 2.60%, 10/15/2019 (b)	6,000,000	5,999,988
Norinchukin Bank 2.31%, 12/11/2019 (a)	15,000,000	15,005,029
Norinchukin Bank 2.55%, 7/16/2019 (a)	10,000,000	10,000,726
Oversea-Chinese Banking Corp. Ltd. 3 Month USD LIBOR, 2.57%, 11/7/2019 (b)	15,000,000	14,999,935
Royal Bank of Canada 3 Month USD LIBOR + 0.21%, 2.66%, 12/10/2019 (b)	10,000,000	10,008,338
Skandinaviska Enskilda Banken AB 1 Month USD LIBOR + 0.13%, 2.52%, 9/19/2019 (b)	15,000,000	15,004,329
Skandinaviska Enskilda Banken AB 3 Month USD LIBOR + 0.13%, 2.58%, 9/11/2019 (b)	10,000,000	10,002,291
Skandinaviska Enskilda Banken AB 1 Month USD LIBOR + 0.21%, 2.61%, 8/22/2019 (b)	10,000,000	10,003,200
Societe Generale 3 Month USD LIBOR + 0.07%, 2.68%, 7/15/2019 (b)	5,000,000	5,000,159
Sumitomo Mitsui Banking Corp. 1 Month USD LIBOR + 0.13%, 2.57%, 9/30/2019 (b)	5,000,000	5,001,106
Sumitomo Mitsui Banking Corp. 1 Month USD LIBOR + 0.14%, 2.58%, 11/1/2019 (b)	15,000,000	15,001,353
Sumitomo Mitsui Banking Corp. 1 Month USD LIBOR + 0.35%, 2.79%, 7/2/2019 (b)	10,000,000	10,000,418
Sumitomo Mitsui Trust Bank NY 2.40%, 7/2/2019 (a)	20,000,000	20,000,023
Sumitomo Mitsui Trust Bank NY 2.58%, 7/3/2019 (a)	22,400,000	22,400,606
Svenska Handelsbanken 3 Month USD LIBOR + 0.14%, 2.45%, 9/27/2019 (b)	10,000,000	10,003,345

See accompanying notes to financial statements.

3

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
CERTIFICATES OF DEPOSIT - (continued)
Svenska Handelsbanken 3 Month USD LIBOR + 0.21%, 2.63%, 12/19/2019 (b)	8,000,000	$8,007,054
Svenska Handelsbanken 3 Month USD LIBOR + 0.05%, 2.63%, 1/27/2020 (b)	10,000,000	10,001,101
Swedbank AB 1 Month USD LIBOR + 0.12%, 2.52%, 8/22/2019 (b)	10,000,000	10,001,829
Toronto-Dominion Bank 2.30%, 1/13/2020 (a)	15,000,000	15,010,903
Toronto-Dominion Bank 2.40%, 12/4/2019 (a)	15,000,000	15,008,683
Toronto-Dominion Bank 2.60%, 10/15/2019 (a)	15,000,000	15,013,514
Wells Fargo Bank NA 3 Month USD LIBOR + 0.05%, 2.57%, 3/2/2020 (b)	15,000,000	15,002,942
Wells Fargo Bank NA 1 Month USD LIBOR + 0.18%, 2.59%, 4/8/2020 (b)	10,000,000	10,004,334
Wells Fargo Bank NA 3 Month USD LIBOR + 0.17%, 2.78%, 1/15/2020 (b)	10,000,000	10,008,477
Westpac Banking Corp. 3 Month USD LIBOR + 0.05%, 2.52%, 6/5/2020 (b)	15,000,000	14,999,943

		530,307,389

FINANCIAL COMPANY COMMERCIAL PAPER — 28.7%
Australia & New Zealand Banking Group Ltd. 3 Month USD LIBOR + 0.15%, 2.76%, 10/10/2019 (b)	10,000,000	10,004,044
Bank of Nova Scotia 3 Month USD LIBOR + 0.06%, 2.54%, 6/5/2020 (b)	10,000,000	9,999,959
Caisse des Depots et Consignations 2.54%, 7/11/2019 (a)	25,000,000	24,979,010
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.03%, 2.61%, 1/30/2020 (b)	15,000,000	15,000,804
DBS Bank Ltd. 2.26%, 10/18/2019 (a)	20,000,000	19,859,813
DBS Bank Ltd. 2.48%, 11/25/2019 (a)	15,000,000	14,863,125
DnB Bank ASA 2.41%, 10/4/2019 (a)	20,000,000	19,877,282
HSBC Bank PLC 3 Month USD LIBOR + 0.04%, 2.60%, 11/8/2019 (b)	15,000,000	15,000,458
ING U.S. Funding LLC 1 Month USD LIBOR + 0.16%, 2.60%, 11/1/2019 (b)	15,000,000	15,005,206
National Australia Bank Ltd. 1 Month USD LIBOR + 0.10%, 2.51%, 10/9/2019 (b)	15,000,000	15,003,124
National Australia Bank Ltd. 1 Month USD LIBOR + 0.15%, 2.59%, 3/3/2020 (b)	20,000,000	20,005,644
Nordea Bank AB 2.47%, 10/30/2019 (a)	15,000,000	14,880,598
Nordea Bank AB 2.47%, 11/21/2019 (a)	6,000,000	5,943,571
Nordea Bank AB 2.49%, 9/20/2019 (a)	15,000,000	14,920,760

See accompanying notes to financial statements.

4

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
NRW Bank 2.52%, 7/3/2019 (a)	20,000,000	$19,993,508
Skandinaviska Enskilda Banken AB 2.31%, 11/5/2019 (a)	15,000,000	14,879,913
Skandinaviska Enskilda Banken AB 2.56%, 12/11/2019 (a)	15,000,000	14,849,978
Swedbank AB 2.58%, 10/23/2019 (a)	15,000,000	14,887,387
Swedbank AB 2.65%, 9/20/2019 (a)	15,991,000	15,904,809
Toronto-Dominion Bank 2.44%, 7/3/2019 (a)	15,000,000	14,995,025
Toyota Motor Credit Corp. 3 Month USD LIBOR, 2.52%, 11/22/2019 (b)	15,000,000	14,999,353
Toyota Motor Credit Corp. 1 Month USD LIBOR + 0.15%, 2.59%, 12/23/2019 (b)	15,000,000	15,004,481
Toyota Motor Credit Corp. 3 Month USD LIBOR + 0.13%, 2.74%, 10/11/2019 (b)	6,000,000	6,002,499
UBS AG 2.37%, 12/10/2019 (a)	15,000,000	14,847,375
UBS AG 3 Month USD LIBOR + 0.04%, 2.38%, 12/23/2019 (b)	23,000,000	23,000,000
United Overseas Bank, Ltd. 2.48%, 7/19/2019 (a)	15,000,000	14,979,639
Westpac Banking Corp. 3 Month USD LIBOR + 0.04%, 2.62%, 1/27/2020 (b)	10,000,000	10,001,102

		409,688,467

OTHER NOTES — 4.8%
Bank of America NA 1 Month USD LIBOR + 0.13%, 2.54%, 1/13/2020 (b)	15,000,000	15,000,000
Bank of America NA 1 Month USD LIBOR + 0.14%, 2.58%, 9/3/2019 (b)	15,000,000	15,002,786
Cooperatieve Rabobank UA 2.35%, 7/1/2019 (a)	22,943,000	22,943,000
National Bank of Canada 2.44%, 7/2/2019 (a)	15,000,000	15,000,000

		67,945,786

GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 10.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Government Obligation, 3.000% due 11/20/2046, valued at $45,900,000); expected proceeds $45,009,375 2.50%, 7/1/2019	45,000,000	45,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Government Obligations, 2.500% – 4.576% due 06/01/2027 – 06/01/2049, and a U.S. Treasury Note, 2.000% due 05/31/2024, valued at $20,400,065); expected proceeds $20,004,167 2.50%, 7/1/2019	20,000,000	20,000,000

See accompanying notes to financial statements.

5

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by various U.S. Government Obligations, 0.000% – 11.403% due 03/15/2024 – 02/20/2068, valued at $25,750,000); expected proceeds $25,005,229 2.51%, 7/1/2019	25,000,000	$25,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by various U.S. Government Obligations, 3.000% – 5.500% due 04/01/2036 – 11/01/2048, valued at $35,700,000); expected proceeds $35,007,438 2.55%, 7/1/2019	35,000,000	35,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Government Obligation, 4.000% due 10/01/2048, a U.S. Treasury Bond, 2.875% due 08/15/2045, U.S. Treasury Inflation Index Notes, 0.500% – 0.875% due 04/15/2024 – 01/15/2029, and U.S. Treasury Notes, 1.750% – 2.500% due 02/28/2021 – 04/30/2024, valued at $30,600,090); expected proceeds $30,006,300 2.52%, 7/1/2019	30,000,000	30,000,000

		155,000,000

OTHER REPURCHASE AGREEMENTS — 0.9%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/07/2019 (collateralized by various Corporate Bonds, 1.000% – 2.250% due 07/01/2020 – 07/01/2023, valued at $14,300,916); expected proceeds $13,059,800 2.76%, 8/6/2019 (c)	13,000,000	13,000,000

TREASURY REPURCHASE AGREEMENTS — 3.1%
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Note, 2.235% due 04/30/2021, valued at $25,500,066); expected proceeds $25,005,167 2.48%, 7/1/2019	25,000,000	25,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Note, 2.625% due 06/15/2021, valued at $20,404,323); expected proceeds $20,004,200 2.52%, 7/1/2019	20,000,000	20,000,000

		45,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,424,216,894)		1,424,428,354

TOTAL INVESTMENTS — 99.9% (Cost $1,424,216,894)		1,424,428,354
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,870,608

NET ASSETS — 100.0%		$1,426,298,962

(a)	Rate shown is the discount rate at time of purchase.
(b)

Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Illiquid security. This security represents $13,000,000 or 0.9% of net assets as of June 30, 2019.

See accompanying notes to financial statements.

6

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$1,424,428,354	$—	$1,424,428,354

TOTAL INVESTMENTS	$—	$1,424,428,354	$—	$1,424,428,354

See accompanying notes to financial statements.

7

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in securities, at value — unaffiliated issuers	$1,211,428,354
Repurchase agreements, at amortized cost	213,000,000

Total Investments	1,424,428,354
Cash	848
Interest receivable — unaffiliated	2,219,946
Receivable from Adviser	12,289
Other Receivable	16,705

TOTAL ASSETS	1,426,678,142

LIABILITIES
Advisory fee payable	30,384
Administration fees payable	902
Custodian, sub-administration and transfer agent fees	15,498
Trustees’ fees and expenses payable	87
Distribution payable	292,958
Professional fees payable	38,643
Accrued expenses and other liabilities	708

TOTAL LIABILITIES	379,180

NET ASSETS	$1,426,298,962

NET ASSETS CONSIST OF:
Paid-in Capital	$1,426,085,292
Total distributable earnings (loss)	213,670

NET ASSETS	$1,426,298,962

NET ASSET VALUE PER SHARE
Net asset value per share	$1.00

Shares outstanding ($0.001 par value)	1,426,085,292

COST OF INVESTMENTS:
Investments at cost	$1,424,216,894

See accompanying notes to financial statements.

8

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest income—unaffiliated issuers	$16,097,403

EXPENSES
Advisory fees	152,780
Administration fees	4,583
Custodian, sub-administration and transfer agent fees	94,783
Trustees’ fees and expenses	16,958
Professional fees	25,603
Miscellaneous expenses	1,913

TOTAL EXPENSES	296,620

Expenses waived/reimbursed by the Adviser	(39,949)

NET EXPENSES	256,671

NET INVESTMENT INCOME (LOSS)	15,840,732

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions	2,210

Net change in unrealized appreciation/depreciation on:
Investment transactions	214,722

NET REALIZED AND UNREALIZED GAIN (LOSS)	216,932

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$16,057,664

See accompanying notes to financial statements.

9

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,840,732	$762,859
Net realized gain (loss)	2,210	—
Net change in unrealized appreciation/depreciation	214,722	(3,262)

Net increase (decrease) in net assets resulting from operations	16,057,664	759,597

DISTRIBUTIONS TO SHAREHOLDERS	(15,840,732)	(762,859)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	8,531,925,425	754,292,498
Cost of shares redeemed	(7,602,075,566)	(258,057,065)

Net increase (decrease) in net assets from beneficial interest transactions	929,849,859	496,235,433

Net increase (decrease) in net assets during the period	930,066,791	496,232,171

Net assets at beginning of period	496,232,171	—

NET ASSETS AT END OF PERIOD	$1,426,298,962	$496,232,171

SHARES OF BENEFICIAL INTEREST:
Shares sold	8,531,925,425	754,292,498
Shares redeemed	(7,602,075,566)	(258,057,065)

Net increase (decrease)	929,849,859	496,235,433

(a)	For the period December 10, 2018 (inception date) through June 30, 2019.

See accompanying notes to financial statements.

10

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/19 (Unaudited)		Year Ended 12/10/18* 12/31/18
Net asset value, beginning of period	$1.0000		$1.0000

Income (loss) from investment operations:
Net investment income (loss)(a)	0.0127		0.0015
Net realized and unrealized gain (loss)	(0.0000	)(b)	(0.0000	)(b)

Total from investment operations	0.0127		0.0015

Distributions to shareholders from:
Net investment income	(0.0127)		(0.0015)

Total distributions to shareholders	(0.0127)		(0.0015)

Net asset value, end of period(a)	$1.0000		$1.0000

Total return(c)	1.28%		0.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,426,299		$496,232
Ratios to average net assets:
Total expenses	0.05	%(d)	0.18	%(d)
Net expenses	0.04	%(d)	0.04	%(d)
Net investment income (loss)	2.59	%(d)	2.63	%(d)
Portfolio turnover rate	—	%(e)(f)	—	%(e)(f)

*	Inception and commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.00005 per share.
(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
(e)	Not annualized.
(f)	Portfolio turnover percentage amounts to 0% as the Fund only held short term investments for the period.

See accompanying notes to financial statements.

11

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Financial Statements

June 30, 2019 (Unaudited)

1. Organization

State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2019, the Trust offers four (4) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Portfolio II (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.

The Fund commenced operations on December 10, 2018.

The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). Shares of the Fund are sold in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.

The Fund’s investment objective is to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

12

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.

13

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

Distributions

Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3. Securities and Other Investments

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of June 30, 2019, the Fund had invested in repurchase agreements with the gross values (principal) of $213,000,000 and associated collateral equal to $218,555,460.

4. Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.025% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

SSGA FM is contractually obligated until April 30, 2020 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund’s Board.

For the period ended June 30, 2019, SSGA FM waived $39,949.

Administrator Fee

SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund, and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.

Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees

State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.

14

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

Other Transactions with Affiliates

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2019, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Portfolio II	3	100%

5. Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6. Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2018, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio II	$1,424,216,894	$263,683	$52,223	$211,460

15

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

7. Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

16

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information

June 30, 2019 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable distribution (12b-1) and/ or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator Securities Lending Portfolio II	0.04%	$1,012.80	$0.20	$1,024.60	$0.20

(a)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

17

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information – (continued)

June 30, 2019 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.

Information regarding how the investment adviser voted for the 12-months period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedule of investments are available upon request, without charge, by calling 1-877-521-4083 (toll free).

18

Trustees

John R. Costantino

Michael F. Holland

Michael A. Jessee

Ellen M. Needham

Donna M. Rapaccioli

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

State Street Navigator Securities Lending Trust

c/o State Street Bank and Trust Company

Securities Finance

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR

SECURITIES LENDING PORTFOLIO III

SEMI-ANNUAL REPORT

June 30, 2019

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio III

Semi-Annual Report

June 30, 2019

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio III

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2019
Financial Company Commercial Paper	22.5%
Certificates of Deposit	18.4
Asset Backed Commercial Paper	18.2
Government Agency Debt	13.2
Treasury Debt	8.6
Treasury Repurchase Agreements	7.8
Government Agency Repurchase Agreements	7.3
Other Notes	3.9
Other Assets in Excess of Liabilities	0.1

Total	100.0%

*	As a percentage of net assets as of the date indicated. The composition will vary over time.

See accompanying notes to financial statements.

1

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio III

Schedule of Investments

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 99.9%
ASSET BACKED COMMERCIAL PAPER — 18.2%
Atlantic Asset Securitizaton LLC 2.37%, 7/1/2019 (a)	$10,000,000	$9,998,000
Atlantic Asset Securitizaton LLC 2.57%, 8/13/2019 (a)	25,000,000	24,925,793
Barclays Bank PLC 2.37%, 9/19/2019 (a)	35,000,000	34,796,489
Barclays Bank PLC 2.65%, 8/14/2019 (a)	27,465,000	27,374,425
Barton Capital SA 2.44%, 7/1/2019 (a)	20,000,000	19,996,058
Bedford Row Funding Corp. 2.40%, 9/9/2019 (a)	25,000,000	24,885,329
Bedford Row Funding Corp. 3 Month USD LIBOR + 0.03%, 2.62%, 1/23/2020 (b)	30,000,000	30,000,000
Bennington Stark Capital Co. LLC 2.40%, 7/1/2019 (a)	25,000,000	24,994,937
Cancara Asset Securitisation LLC 2.58%, 8/30/2019 (a)	35,000,000	34,858,574
Gotham Funding Corp. 2.40%, 7/9/2019 (a)	25,000,000	24,981,438
Kells Funding LLC 2.40%, 9/11/2019 (a)	15,000,000	14,929,062
Kells Funding LLC 2.50%, 8/19/2019 (a)	17,000,000	16,942,958
Kells Funding LLC 2.53%, 8/15/2019 (a)	30,000,000	29,906,800
Kells Funding LLC 2.54%, 8/26/2019 (a)	15,000,000	14,943,163
Kells Funding LLC 2.54%, 8/27/2019 (a)	10,000,000	9,961,500
Ridgefield Funding Co. LLC 2.42%, 9/5/2019 (a)	28,481,000	28,352,826
Ridgefield Funding Co. LLC 2.57%, 7/17/2019 (a)	14,551,000	14,532,377
Versailles Commercial Paper LLC 2.58%, 8/6/2019 (a)	25,000,000	24,935,136

		411,314,865

CERTIFICATES OF DEPOSIT — 18.4%
Bank of Montreal 1 Month USD LIBOR + 0.18%, 2.63%, 4/27/2020 (b)	25,000,000	25,006,368
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.58%, 8/1/2019 (a)	25,000,000	25,004,687
China Construction Bank Corp. 2.63%, 8/16/2019 (a)	10,000,000	10,002,268
Credit Industriel et Commercial 1 Month USD LIBOR + 0.12%, 2.57%, 10/23/2019 (b)	20,000,000	20,002,459
Credit Suisse 1 Month USD LIBOR + 0.15%, 2.60%, 12/2/2019 (b)	25,000,000	25,008,847
Credit Suisse 2.62%, 9/27/2019 (a)	20,000,000	20,026,996

See accompanying notes to financial statements.

2

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio III

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
CERTIFICATES OF DEPOSIT - (continued)
DnB Bank ASA 1 Month USD LIBOR + 0.10%, 2.55%, 10/23/2019 (b)	$25,000,000	$25,003,640
ICBC NY Branch 2.66%, 8/2/2019 (a)	20,000,000	20,003,133
Mizuho Bank Ltd. 2.57%, 8/5/2019 (a)	30,000,000	30,007,039
Mizuho Bank Ltd. 2.61%, 11/1/2019 (a)	15,000,000	15,020,384
MUFG Bank Ltd. 2.60%, 10/31/2019 (a)	14,000,000	14,013,801
Nordea Bank AB 1 Month USD LIBOR + 0.10%, 2.55%, 10/23/2019 (b)	30,000,000	30,004,368
Skandinaviska Enskilda Banken AB 2.56%, 8/2/2019 (a)	22,430,000	22,415,492
Skandinaviska Enskilda Banken AB 1 Month USD LIBOR + 0.11%, 2.56%, 11/25/2019 (b)	25,000,000	25,006,633
Sumitomo Mitsui Banking Corp. 1 Month USD LIBOR + 0.10%, 2.55%, 9/10/2019 (b)	20,000,000	20,003,512
Swedbank AB 3 Month USD LIBOR, 2.63%, 10/1/2019 (b)	7,440,000	7,439,063
Toronto-Dominion Bank 2.30%, 1/13/2020 (a)	25,000,000	25,018,171
Toronto-Dominion Bank 2.40%, 12/4/2019 (a)	12,000,000	12,006,947
Wells Fargo Bank NA 1 Month USD LIBOR + 0.18%, 2.63%, 4/24/2020 (b)	25,000,000	25,006,493
Westpac Banking Corp. 3 Month USD LIBOR + 0.05%, 2.59%, 6/5/2020 (b)	20,000,000	19,999,924

		416,000,225

FINANCIAL COMPANY COMMERCIAL PAPER — 22.5%
Bank of Nova Scotia 1 Month USD LIBOR + 0.14%, 2.59%, 2/3/2020 (b)	25,000,000	25,008,158
BPCE SA 2.27%, 2/18/2020 (a)	18,000,000	17,745,260
BPCE SA 2.56%, 12/20/2019 (a)	25,000,000	24,733,247
Canadian Imperial Bank of Commerce 1 Month USD LIBOR + 0.14%, 2.59%, 1/23/2020 (b)	25,000,000	25,000,000
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.05%, 2.66%, 4/6/2020 (b)	25,000,000	25,001,866
DBS Bank Ltd. 2.55%, 10/21/2019 (a)	25,000,000	24,821,351
Erste Abwicklungsanstalt 2.53%, 8/5/2019 (a)	36,000,000	35,912,106
J.P. Morgan Securities LLC 3 Month USD LIBOR + 0.11%, 2.70%, 7/19/2019 (b)	27,000,000	27,001,387
Lloyds Bank PLC 1 Month USD LIBOR + 0.14%, 2.59%, 11/27/2019 (b)	20,000,000	20,006,138
MUFG Bank Ltd. 2.23%, 3/13/2020 (a)	15,000,000	14,765,605

See accompanying notes to financial statements.

3

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio III

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
MUFG Bank Ltd. 2.32%, 12/31/2019 (a)	$29,000,000	$28,662,425
Nordea Bank AB 2.49%, 9/20/2019 (a)	20,000,000	19,894,347
Nordea Bank AB 2.54%, 9/23/2019 (a)	25,500,000	25,361,221
Skandinaviska Enskilda Banken AB 2.28%, 12/6/2019 (a)	25,000,000	24,756,823
Swedbank AB 2.58%, 10/23/2019 (a)	20,000,000	19,849,850
Swedbank AB 2.60%, 9/11/2019 (a)	25,000,000	24,879,688
Toronto-Dominion Bank 2.44%, 7/3/2019 (a)	25,000,000	24,991,708
UBS AG 2.37%, 12/10/2019 (a)	15,000,000	14,847,375
UBS AG 3 Month USD LIBOR + 0.04%, 2.58%, 12/23/2019 (b)	11,000,000	11,000,000
UBS AG 3 Month USD LIBOR + 0.05%, 2.63%, 2/3/2020 (b)	13,000,000	12,999,935
United Overseas Bank, Ltd. 2.48%, 7/19/2019 (a)	25,000,000	24,966,064
United Overseas Bank, Ltd. 2.53%, 7/30/2019 (a)	35,000,000	34,927,791

		507,132,345

GOVERNMENT AGENCY DEBT — 13.2%
Federal Farm Credit Bank 3 Month USD MMY + 0.05%, 2.15%, 11/4/2019 (b)	1,242,000	1,241,996
Federal Farm Credit Bank 1 Month USD LIBOR - 0.15%, 2.30%, 7/18/2019 (b)	6,294,000	6,293,812
Federal Farm Credit Bank 1 Month USD LIBOR - 0.14%, 2.31%, 7/2/2019 (b)	9,155,000	9,154,973
Federal Farm Credit Bank 1 Month USD LIBOR - 0.09%, 2.36%, 7/25/2019 (b)	9,338,000	9,337,808
Federal Farm Credit Bank 1 Month USD LIBOR - 0.05%, 2.40%, 2/25/2020 (b)	5,722,000	5,720,072
Federal Home Loan Bank 1 Month USD LIBOR - 0.13%, 2.32%, 7/16/2019 (b)	15,795,000	15,794,917
Federal Home Loan Bank 1 Month USD LIBOR - 0.13%, 2.32%, 8/2/2019 (b)	57,220,000	57,214,272
Federal Home Loan Bank 1 Month USD LIBOR - 0.07%, 2.38%, 9/19/2019 (b)	22,890,000	22,887,007
Federal Home Loan Bank 1 Month USD LIBOR - 0.06%, 2.39%, 12/4/2019 (b)	22,890,000	22,884,119
Federal Home Loan Bank 1 Month USD LIBOR - 0.04%, 2.41%, 8/26/2019 (b)	22,890,000	22,888,832
Federal Home Loan Bank 1 Month USD LIBOR - 0.04%, 2.41%, 8/30/2019 (b)	11,440,000	11,439,360
Federal Home Loan Bank 1 Month USD LIBOR - 0.04%, 2.41%, 11/25/2019 (b)	7,050,000	7,049,017

See accompanying notes to financial statements.

4

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio III

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
GOVERNMENT AGENCY DEBT - (continued)
Federal Home Loan Bank 1 Month USD LIBOR - 0.04%, 2.41%, 11/29/2019 (b)	$22,890,000	$22,886,673
Federal Home Loan Bank 1 Month USD LIBOR - 0.02%, 2.43%, 1/6/2020 (b)	14,350,000	14,347,786
Federal Home Loan Bank Secured Overnight Financing Rate + 0.02%, 2.44%, 8/27/2019 (b)	13,250,000	13,249,245
Federal Home Loan Bank Secured Overnight Financing Rate + 0.03%, 2.45%, 9/20/2019 (b)	28,610,000	28,607,950
Federal Home Loan Bank Secured Overnight Financing Rate + 0.03%, 2.45%, 12/6/2019 (b)	13,525,000	13,523,401
Federal Home Loan Bank Secured Overnight Financing Rate + 0.04%, 2.46%, 2/21/2020 (b)	10,025,000	10,026,500
Federal Home Loan Bank Secured Overnight Financing Rate + 0.05%, 2.47%, 1/17/2020 (b)	2,175,000	2,174,828

		296,722,568

OTHER NOTES — 3.9%
Bank of America NA 1 Month USD LIBOR + 0.13%, 2.58%, 1/13/2020 (b)	25,000,000	25,000,000
Cooperatieve Rabobank UA 2.35%, 7/1/2019 (a)	22,742,000	22,742,000
National Bank of Canada 2.44%, 7/2/2019 (a)	12,500,000	12,500,000
Wells Fargo Bank NA 1 Month USD LIBOR + 0.22%, 2.67%, 7/15/2020 (b)	27,000,000	27,011,175

		87,253,175

TREASURY DEBT — 8.6%
U.S. Treasury Note 3 Month USD MMY, 2.10%, 1/31/2020 (b)	58,135,000	58,106,490
U.S. Treasury Note 3 Month USD MMY + 0.05%, 2.14%, 10/31/2019 (b)	38,131,000	38,128,143
U.S. Treasury Note 3 Month USD MMY + 0.06%, 2.16%, 7/31/2019 (b)	98,842,000	98,840,279

		195,074,912

GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 7.3%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Government Obligation, 3.500% due 03/20/2047, valued at $107,100,000); expected proceeds $105,021,875 2.50%, 7/1/2019	105,000,000	105,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Government Obligation, 3.500% due 06/01/2049, and a U.S. Treasury Note, 2.000% due 05/31/2024, valued at $30,606,382); expected proceeds $30,006,250 2.50%, 7/1/2019	30,000,000	30,000,000

See accompanying notes to financial statements.

5

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio III

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by various U.S. Government Obligations, 0.000% – 1.764% due 01/25/2041 – 06/16/2058, valued at $30,900,000); expected proceeds $30,006,300 2.52%, 7/1/2019	$30,000,000	$30,000,000

		165,000,000

TREASURY REPURCHASE AGREEMENTS — 7.8%
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bond, 7.625% due 02/15/2025, valued at $35,700,044); expected proceeds $35,007,233 2.48%, 7/1/2019	35,000,000	35,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Notes, 1.500% – 2.875% due 03/15/2022 – 05/15/2028, valued at $40,800,014); expected proceeds $40,008,433 2.53%, 7/1/2019	40,000,000	40,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 07/18/2019, U.S. Treasury Bonds, 2.750% – 4.375% due 11/15/2039 – 11/15/2047, a U.S. Treasury Inflation Index Note, 1.125% due 01/15/2021, and U.S. Treasury Notes, 2.375% – 2.750% due 04/15/2021 – 09/15/2021, valued at $51,000,060); expected proceeds $50,010,417 2.50%, 7/1/2019	50,000,000	50,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Note, 2.000% due 05/31/2024, valued at $51,010,628); expected proceeds $50,010,417 2.50%, 7/1/2019	50,000,000	50,000,000

		175,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,253,301,865)		2,253,498,090

TOTAL INVESTMENTS — 99.9% (Cost $2,253,301,865)		2,253,498,090
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,796,384

NET ASSETS — 100.0%		$2,256,294,474

(a)	Rate shown is the discount rate at time of purchase.
(b)

Variable Rate Security — Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$2,253,498,090	$—	$2,253,498,090

TOTAL INVESTMENTS	$—	$2,253,498,090	$—	$2,253,498,090

See accompanying notes to financial statements.

6

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO III

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in securities, at value — unaffiliated issuers	$1,913,498,090
Repurchase agreements, at amortized cost	340,000,000

Total Investments	2,253,498,090
Cash	885
Interest receivable — unaffiliated	3,355,806
Receivable from Adviser	32,159
Other assets	25,931

TOTAL ASSETS	2,256,912,871

LIABILITIES
Advisory fee payable	46,926
Administration fees payable	1,430
Custodian, sub-administration and transfer agent fees	45,895
Trustees’ fees and expenses payable	24,845
Distribution payable	454,752
Professional fees payable	31,825
Accrued expenses and other liabilities	12,724

TOTAL LIABILITIES	618,397

NET ASSETS	$2,256,294,474

NET ASSETS CONSIST OF:
Paid-in Capital	$2,256,102,113
Total distributable earnings (loss)	192,361

NET ASSETS	$2,256,294,474

NET ASSET VALUE PER SHARE
Net asset value per share	$1.00

Shares outstanding ($0.001 par value)	2,256,102,113

COST OF INVESTMENTS:
Investments at cost	$2,253,301,865

See accompanying notes to financial statements.

7

STATE STREET NAVIGATOR SECURITIES LENDING TRUST STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO III
STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2019 (Unaudited)*
INVESTMENT INCOME
Interest income - unaffiliated issuers	$11,784,825

EXPENSES
Advisory fees	117,823
Administration fees	3,535
Custodian, sub-administration and transfer agent fees	84,199
Trustees’ fees and expenses	26,180
Professional fees	34,192
Miscellaneous expenses	14,411

TOTAL EXPENSES	280,340

Expenses waived/reimbursed by the Adviser	(101,249)

NET EXPENSES	179,091

NET INVESTMENT INCOME (LOSS)	11,605,734

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions – unaffiliated issuers	(3,890)

Net change in unrealized appreciation/depreciation on:
Investment transactions – unaffiliated issuers	196,225

NET REALIZED AND UNREALIZED GAIN (LOSS)	192,335

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$11,798,069

*	For the period April 12, 2019 (inception date) through June 30, 2019.

See accompanying notes to financial statements.

8

STATE STREET NAVIGATOR SECURITIES LENDING TRUST STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO III STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

Six Months Ended 6/30/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,605,734
Net realized gain (loss)	(3,890)
Net change in unrealized appreciation/depreciation	196,225

Net increase (decrease) in net assets resulting from operations	11,798,069

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions to shareholders	(11,605,708)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	5,122,280,229
In-kind subscriptions (Note 1)	1,370,418,837
Cost of shares redeemed	(4,236,596,953)

Net increase (decrease) in net assets from beneficial interest transactions	2,256,102,113

Net increase (decrease) in net assets during the period	2,256,294,474

Net assets at beginning of period	—

NET ASSETS AT END OF PERIOD	$2,256,294,474

SHARES OF BENEFICIAL INTEREST:
Shares sold	6,492,699,066
Shares redeemed	(4,236,596,953)

Net increase (decrease)	2,256,102,113

(a)	For the period April 12, 2019 (inception date) through June 30, 2019.

See accompanying notes to financial statements.

9

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO III

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period

	For the period 4/12/19* - 6/30/19 (Unaudited)
Net asset value, beginning of period	$1.0000

Income (loss) from investment operations:
Net investment income (loss)(a)	0.0052
Net realized and unrealized gain (loss)	0.0000	(b)

Total from investment operations	0.0052

Distributions to shareholders from:
Net investment income	(0.0052)

Net asset value, end of period	$1.0000

Total return(c)	0.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,256,294
Ratios to average net assets:
Total expenses	0.06	%(d)
Net expenses	0.04	%(d)
Net investment income (loss)	2.46	%(d)
Portfolio turnover rate	—	%(e)(f)

*	Inception and commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.00005 per share.
(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
(e)	Not annualized.
(f)	Portfolio turnover percentage amounts to 0% as the Fund only held short term investments for the period.

See accompanying notes to financial statements.

10

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio III

Notes to Financial Statements (Unaudited)

June 30, 2019

1. Organization

State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2019, the Trust offers four (4) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Portfolio III (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.

The Fund commenced operations on April 12, 2019.

The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). Shares of the Fund are sold in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.

The Fund’s investment objective is to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.

On April 12, 2019, units of the Fund were issued in connection with an in-kind redemption of shares of the State Street Navigator Securities Lending Government Money Market Portfolio and simultaneous in-kind contribution of assets consisting of 99 securities totaling $1,370,418,837 at amortized cost and cash of $717,368,416 as part of the Fund’s formation. The transfer is disclosed in the Statements of Changes in Net Assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

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State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio III

Notes to Financial Statements (Unaudited) – (continued)

June 30, 2019

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.

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State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio III

Notes to Financial Statements (Unaudited) – (continued)

June 30, 2019

Distributions

Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3. Securities and Other Investments

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of June 30, 2019, the Fund had invested in repurchase agreements with the gross values (principal) of $340,000,000 and associated collateral equal to $347,117,128.

4. Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.025% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

SSGA FM is contractually obligated until October 31, 2019 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.038% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to October 31, 2019 except with approval of the Fund’s Board.

For the period ended June 30, 2019, SSGA FM waived $101,249.

Administrator Fee

SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund, and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.

Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees

State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.

13

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio III

Notes to Financial Statements (Unaudited) – (continued)

June 30, 2019

Other Transactions with Affiliates

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2019, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Portfolio III	3	100%

5. Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6. Income Tax Information

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio III	$2,253,301,865	$312,610	$116,385	$196,225

14

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio III

Notes to Financial Statements (Unaudited) – (continued)

June 30, 2019

7. Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio III

Other Information (Unaudited)

June 30, 2019

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable distribution (12b-1) and/ or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(b)
State Street Navigator Securities Lending Portfolio III	0.04%	$1,005.20	$0.08	$1,024.60	$0.20

(a)	Actual period is from commencement of operations 04/15/2019.
(b)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 77, then divided by 365.

16

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio III

Other Information (Unaudited) – (continued)

June 30, 2019

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.

Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedule of investments are available upon request, without charge, by calling 1-877-521-4083 (toll free).

17

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio III

Other Information (Unaudited) – (continued)

June 30, 2019

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO III

BOARD DELIBERATIONS REGARDING APPROVAL OF

INVESTMENT ADVISORY AGREEMENT

General Background

Under the Investment Company Act of 1940, as amended, an investment advisory agreement between a mutual fund and its investment adviser must be approved by the fund’s board of trustees or its shareholders, including and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. Consistent with these requirements, the Board of Trustees (the “Board”) of State Street Navigator Securities Lending Trust (the “Trust”), including the Independent Trustees, met in person on February 12, 2019 (the “Meeting”), including in executive sessions attended by the Independent Trustees and their counsel who are independent of the Adviser (“Independent Counsel”), to consider a proposal to approve an advisory agreement dated May 1, 2001, as amended (the “Advisory Agreement”), between SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) and the Trust, pursuant to which SSGA FM would serve as the investment adviser to the State Street Navigator Securities Lending Portfolio III (the “New Fund”).

Approval Process

In determining whether it was appropriate to approve the Advisory Agreement, the Board considered information provided by SSGA FM and others that the Board believed to be reasonably necessary to reach its conclusion. The Independent Trustees considered the information provided with respect to the Adviser and other proposed service providers of the New Fund at the in-person Meeting of the Board and its committees held on February 12, 2019, as well as at other meetings held throughout the year, including, at in-person meetings held on April 12, 2018 and May 17, 2018, where the Board renewed the investment advisory agreement with the Adviser on behalf of other funds in the fund complex (the “SSGA Funds”). At the Meeting, the Board discussed issues pertaining to the proposed approval of the Advisory Agreement with representatives from SSGA FM and independent legal counsel. During the executive session, the Board discussed the following, as applicable: (1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of another series of the Trust that utilizes the same strategy as that proposed for the New Fund and SSGA FM; (3) the costs of the services to be provided and the profits to be realized by SSGA FM and its affiliates from the relationship with the Trust; (4) the extent to which economies of scale would be realized as the assets of the New Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the New Fund’s investors. In connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Fund to SSGA FM, the Board considered (a) the New Fund’s need for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.

To support its deliberations at the Meeting, the Board considered the following materials provided at the Meeting and throughout the prior year: (1) a memorandum from the law firm of Sullivan & Worcester LLP, dated February 8, 2019, detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; the Administration Agreement dated and effective as of June 3, 2015 between SSGA FM and the Trust (the “Administration Agreement”); the Sub-Administration Agreement dated and effective as of June 1, 2015 between State Street Bank and Trust Company (“State Street”) and SSGA FM (the “Sub-Administration Agreement”); the Custodian Contract dated March 4, 1996, as amended, between State Street and the Trust (the “Custody Agreement”); and the Transfer Agency and Service Agreement dated March 4, 1996, as amended, between State Street and the Trust (the “Transfer Agency Agreement” and together, with the Sub-Administration Agreement and the Custody Agreement, the “Affiliated Agreements”); (2) a presentation from management

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State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio III

Other Information (Unaudited) – (continued)

June 30, 2019

regarding the salient characteristics of the New Fund, including (i) its investment strategy and fees; and (ii) data from a nationally recognized independent third-party provider of mutual fund data, Broadridge Financial Solutions, Inc. (“Broadridge”), comparing the New Fund’s advisory fee and total expense ratio to other funds selected exclusively by Broadridge, with similar investment objectives and investment policies and of similar asset size (the “Broadridge Peer Group/Universe”); (3) a responsive memorandum from the Adviser to a request letter from Independent Counsel, reviewed prior to such date by Independent Counsel, to SSGA FM requesting information from SSGA FM, in its capacity as the SSGA Funds’ Adviser and the SSGA Funds’ administrator (the “Administrator”), certain of which was relevant to the Board’s consideration of whether to approve the Advisory Agreement and the Administration Agreement that included, among other information: (i) a description of the nature, extent and quality of services provided by the Adviser to the Trust and the State Street Navigator Securities Lending Government Money Market Portfolio and the State Street Navigator Securities Lending Portfolio I (together, the “Navigator Funds”) with a description of all relevant personnel comprising the team responsible for providing these services to the Trust and the Navigator Funds and their qualifications to provide such services; (ii) a description of the sources of information that the Adviser relies upon in providing portfolio management services to each Navigator Fund and a description of the Adviser’s investment decision making process for each Navigator Fund; (iii) a description of the Adviser’s processes for seeking to obtain the most favorable execution of portfolio transactions for the Navigator Funds; (iv) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvement or changes in technology or systems in the past year; (v) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the Navigator Funds invest and a description of the functioning and effectiveness of SSGA FM’s valuation policies and procedures in light of U.S. Securities and Exchange Commission (“SEC”) staff guidance in this area and SEC enforcement actions with respect to valuation; (vi) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2017; (vii) a report of SSGA FM’s expense allocation and profitability related to providing investment advisory services to the Navigator Funds with an explanation of the methodology used in allocating expenses attributable to managing each Navigator Fund; (viii) a profitability report from SSGA FM detailing the Adviser’s profitability for providing investment advisory services to the Trust for the year ended December 31, 2017; (ix) a summary of the Adviser’s profitability for each Navigator Fund for the year ended December 31, 2017; (x) individual reports on SSGA FM’s profitability for providing investment advisory services to each Navigator Fund for the year ended December 31, 2017; (xi) the Administrator’s profitability for providing administrative services to the Trust for the year ended December 31, 2017; (xii) a summary of Administrator profitability by Navigator Fund by gross profit for the year ended December 31, 2017; (xiii) a combined profitability report by functional category detailing the profitability of SSGA FM and State Street for fees paid by the Trust for the year ended December 31, 2017 (collectively, with items vii, viii, ix, x, xi and xii, the “SSGA FM Profitability Reports”); (xiv) SSGA FM’s updated registration on Form ADV (Parts 1 and 2) under the Investment Advisers Act of 1940, as amended; and (xv) an overall description of the services rendered to the Navigator Funds by SSGA FM as Administrator, an assessment of the quality of the services to be provided by SSGA FM as Administrator, including its oversight of State Street, as the sub-administrator of the Trust, and a discussion as to whether the nature, extent and quality of the services provided would be at least equal to services provided by unaffiliated third parties offering the same or similar services; and (4) information provided by SSGA FM that includes, among other things, a comparison of the New Fund’s proposed advisory fee and total expense ratio to those of other funds that operate as securities lending collateral reinvestment vehicles. In reaching their determinations relating to the approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).

The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement

The Board reviewed the terms of the Advisory Agreement and reviewed the New Fund’s fees and expenses compared to other funds with similar investment objectives and investment policies and of similar asset size. The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors, although it does have peers of comparable size pursuing comparable investment objectives.

19

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio III

Other Information (Unaudited) – (continued)

June 30, 2019

In considering the nature, extent and quality of the services to be provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials provided by Broadridge and SSGA FM at the Meeting and throughout the prior year. The Board noted that, under the Advisory Agreement, SSGA FM will be responsible for, among other things: (i) managing the investment operations of the New Fund in accordance with the New Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board; (ii) providing necessary and appropriate reports and information to the Board; (iii) maintaining all necessary books and records pertaining to the New Fund’s securities transactions; and (iv) furnishing the New Fund with the assistance, cooperation, and information necessary for the New Fund to meet various legal requirements regarding registration and reporting. The Board noted the distinctive nature of the New Fund as a privately placed investment vehicle that will be used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Navigator Funds. The Board also considered the resources, operational structures and practices of SSGA FM in managing the Navigator Funds, in monitoring and securing the Navigator Funds’ compliance with their investment objectives and policies and with applicable federal securities laws and regulations, and in seeking best execution of Navigator Fund transactions from SSGA FM approved counterparties. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Navigator Funds, including reputational and entrepreneurial risks. The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $476.5 billion in assets under management as of December 31, 2017. Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares senior personnel, the Board determined that SSGA FM and its affiliates have the experience and resources necessary to manage the New Fund. On the basis of this review, the Board concluded that the nature and extent of the services to be provided by SSGA FM to the New Fund are expected to be appropriate and of high quality.

The Investment Performance of the Trust and SSGA FM

Because the New Fund had not yet commenced operations, the Board noted that it could not draw any conclusions regarding the performance of the New Fund.

The Cost of the Services to be Provided

The Board reviewed an expense comparison report prepared by Broadridge. The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the New Fund versus its Broadridge Peer Group/Universe, as applicable. The Board noted that the proposed contractual and actual management fees and total expense ratio of the New Fund were in the first quintile compared to the New Fund’s Broadridge Peer Group/Universe. The Board also considered the report prepared by SSGA FM comparing the New Fund’s proposed advisory fee and total expense ratio to other funds that operate as securities lending collateral reinvestment vehicles. The Board noted that the New Fund’s proposed advisory fee was below the mean and median of the advisory fees of the funds presented. The Board also noted management’s representation that it intended to propose a fee waiver prior to launch of the New Fund. The Board concluded that the proposed management fees and total expenses of the New Fund were reasonable.

Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust

Because the New Fund had not yet commenced operations, the Board noted that it could not draw any conclusions regarding the profitability of the New Fund. The Board, however, considered the profitability of the advisory and administrative arrangements with the Navigator Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as sub-administrator, transfer agent and custodian for the Navigator Funds. The Board also considered data relating to the profitability to SSGA FM from serving as the Adviser and the Administrator of the Navigator Funds for the calendar year ended December 31, 2017. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the New Fund and the Navigator Funds, including reputational and entrepreneurial risks. After further discussion, the

Trustees concluded that the expected profitability of the Adviser with respect to the New Fund, and the expected profitability range of each of the affiliated service providers with respect to its services to the New Fund, were expected to be reasonable in relation to the services provided.

20

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information (Unaudited) – (continued)

June 30, 2019

Economies of Scale

The Board considered certain potential limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the New Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective. The Board concluded that the New Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the potential economies of scale that may be realized as assets of the New Fund grow. The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

Other Benefits

In considering whether SSGA FM will benefit in other ways from a relationship with the New Fund, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the New Fund. The Board concluded that, to the extent that SSGA FM or its affiliates may derive other benefits from their relationships with the New Fund, those benefits are not so significant as to render SSGA FM’s fee excessive.

Approval

The Board carefully evaluated the materials and information provided in advance of and at the Meeting and throughout the year and was advised by independent legal counsel with respect to its deliberations. In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and each Trustee may have attributed different weight to the various Factors. Based on the Board’s evaluation of all the Factors that it deemed relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.

21

Trustees

John R. Costantino

Michael F. Holland

Michael A. Jessee

Ellen M. Needham

Donna M. Rapaccioli

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

State Street Navigator Securities Lending Trust

c/o State Street Bank and Trust Company

Securities Finance

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR SECURITIES LENDING

GOVERNMENT MONEY MARKET PORTFOLIO

SEMI-ANNUAL REPORT

June 30, 2019

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Semi-Annual Report

June 30, 2019 (Unaudited)

Table of Contents (Unaudited)

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2019
Government Agency Debt	44.2%
Government Agency Repurchase Agreements	21.8
Treasury Debt	20.2
Treasury Repurchase Agreements	5.9
Other Assets in Excess of Liabilities	7.9

Total	100.0%

*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.

Maturity Ladder as of June 30, 2019	June 30, 2019
2 to 30 days	66.3%
31 to 60 Days	12.7
61 to 90 Days	8.1
Over 90 Days	5.2

Total	92.3%

Average days to maturity	37

Weighted average life	109

(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments

June 30, 2019 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT — 44.2%
P-1, A-1+	Federal Farm Credit Bank, 3 Month USD MMY + 0.05% (a)	2.146%	07/01/2019	11/04/2019	$4,183,000	$4,183,287
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.15% (a)	2.237%	07/18/2019	07/18/2019	21,206,000	21,205,898
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.14% (a)	2.300%	07/02/2019	07/02/2019	30,845,000	30,844,996
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.09% (a)	2.314%	07/25/2019	07/25/2019	31,462,000	31,462,000
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.05% (a)	2.354%	07/25/2019	02/25/2020	19,278,000	19,276,896
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR + 0.01% (a)	2.414%	07/24/2019	08/24/2020	1,260,000	1,260,371
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.03% (a)	2.364%	07/17/2019	12/17/2019	49,750,000	49,748,773
P+1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.02% (a)	2.384%	07/22/2019	05/22/2020	30,100,000	30,099,022
P+1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.01% (a)	2.394%	07/25/2019	03/25/2020	59,666,000	59,661,459
P+1, A-1+	Federal Farm Credit Bank, 3 Month USD LIBOR - 0.17% (a)	2.333%	09/04/2019	09/04/2020	6,000,000	5,993,462
P+1, A-1+	Federal Home Loan Bank (b)	2.150%	12/13/2019	12/13/2019	64,800,000	64,161,450
P-1, A-1+	Federal Home Loan Bank (b)	2.164%	09/25/2019	09/25/2019	119,150,000	118,534,047
P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR - 0.26% (a)	2.263%	08/15/2019	08/15/2019	80,000,000	79,988,261
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	2.269%	07/16/2019	07/16/2019	53,205,000	53,205,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	2.315%	07/02/2019	08/02/2019	192,780,000	192,780,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.07% (a)	2.325%	07/19/2019	09/19/2019	77,110,000	77,110,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.04% (a)	2.369%	07/25/2019	11/25/2019	23,750,000	23,750,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.06% (a)	2.371%	07/04/2019	12/04/2019	77,110,000	77,110,000
P-1, A-1+	Federal Home Loan Bank (b)	2.372%	08/16/2019	08/16/2019	69,750,000	69,538,596
P-1, A-1+	Federal Home Loan Bank (b)	2.373%	11/15/2019	11/15/2019	66,450,000	65,849,918
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.03% (a)	2.383%	07/12/2019	11/12/2019	30,000,000	29,999,687
P-1, A-1+	Federal Home Loan Bank (b)	2.393%	07/05/2019	07/05/2019	133,467,000	133,431,524
P-1, A-1+	Federal Home Loan Bank (b)	2.394%	07/17/2019	07/17/2019	61,650,000	61,584,404
P-1, A-1+	Federal Home Loan Bank (b)	2.397%	08/07/2019	08/07/2019	93,700,000	93,469,162
P-1, A-1+	Federal Home Loan Bank (b)	2.400%	09/10/2019	09/10/2019	64,150,000	63,846,357
P-1, A-1+	Federal Home Loan Bank (b)	2.400%	10/21/2019	10/21/2019	130,800,000	129,823,360
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.02% (a)	2.401%	07/06/2019	01/06/2020	48,350,000	48,350,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.04% (a)	2.405%	07/01/2019	11/29/2019	77,110,000	77,110,000
P-1, A-1+	Federal Home Loan Bank (b)	2.410%	08/02/2019	08/02/2019	68,200,000	68,053,900
P-1, A-1+	Federal Home Loan Bank (b)	2.415%	08/12/2019	08/12/2019	39,840,000	39,839,320
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate (a)	2.420%	07/01/2019	12/11/2019	62,450,000	62,450,000
P-1, A-1+	Federal Home Loan Bank (b)	2.430%	07/22/2019	07/22/2019	26,218,000	26,180,836

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT— (continued)
P-1, A-1+	Federal Home Loan Bank (b)	2.430%	07/24/2019	07/24/2019	$70,732,000	$70,622,424
P-1, A-1+	Federal Home Loan Bank (b)	2.430%	07/26/2019	07/26/2019	46,653,000	46,574,273
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.02% (a)	2.440%	07/01/2019	08/27/2019	44,650,000	44,650,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.03% (a)	2.445%	07/01/2019	09/20/2019	96,390,000	96,390,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.03% (a)	2.450%	07/01/2019	12/06/2019	45,575,000	45,575,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.04% (a)	2.455%	07/01/2019	02/21/2020	33,775,000	33,775,000
P-1, A-1+	Federal Home Loan Bank (b)	2.460%	10/11/2019	10/11/2019	65,980,000	65,978,123
Aaa, AA+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.05% (a)	2.470%	07/01/2019	01/17/2020	7,325,000	7,325,000
P-1, A-1+	Federal Home Loan Bank (b)	2.475%	08/19/2019	08/19/2019	71,000,000	70,994,791
P-1, A-1+	Federal Home Loan Bank (b)	2.504%	09/23/2019	09/23/2019	64,150,000	64,145,892
P-1, A-1+	Federal Home Loan Bank (b)	2.510%	05/28/2020	05/28/2020	78,300,000	78,300,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR + 0.15% (a)	2.589%	07/01/2019	09/28/2020	10,000,000	10,018,798
P-1, A-1+	Federal Home Loan Bank (b)	2.465%	10/11/2019	10/11/2019	65,980,000	65,977,200
P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR - 0.14% (a)	2.444%	08/22/2019	11/22/2019	68,200,000	68,200,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.07% (a)	2.485%	07/01/2019	03/27/2020	71,715,000	71,715,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.02% (a)	2.440%	07/01/2019	02/21/2020	53,000,000	53,000,000
P-1, A-1+	Federal Home Loan Mortgage Corp. (b)	2.400%	06/12/2020	06/12/2020	74,450,000	74,450,000
P-1, A-1+	Federal Home Loan Mortgage Corp. (b)	2.440%	06/09/2020	06/09/2020	30,600,000	30,600,000
P-1, A-1+	Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.03% (a)	2.450%	07/01/2019	05/08/2020	77,625,000	77,625,000
P-1, A-1+	Federal Home Loan Mortgage Corp. (b)	2.466%	10/28/2019	10/28/2019	29,900,000	29,788,321
P-1, A-1+	Federal Home Loan Mortgage Corp. (b)	2.540%	04/22/2020	04/22/2020	65,200,000	65,200,000
P-1, A-1+	Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.08% (a)	2.495%	07/01/2019	10/30/2020	33,450,000	33,450,000

TOTAL GOVERNMENT AGENCY DEBT						3,114,256,808

	TREASURY DEBT — 20.2%
P-1, A-1+	U.S. Treasury Bill (b)	2.130%	12/19/2019	12/19/2019	55,000,000	54,443,537
P-1, A-1+	U.S. Treasury Bill (b)	2.170%	09/19/2019	09/19/2019	55,000,000	54,734,778
P-1, A-1+	U.S. Treasury Bill (b)	2.355%	11/14/2019	11/14/2019	160,000,000	158,576,119
P-1, A-1+	U.S. Treasury Bill (b)	2.380%	07/09/2019	07/09/2019	85,000,000	84,955,044
P-1, A-1+	U.S. Treasury Bill (b)	2.390%	10/17/2019	10/17/2019	58,500,000	58,080,555
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY (a)	2.096%	07/01/2019	01/31/2020	195,865,000	195,844,101

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY DEBT— (continued)
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.03% (a)	2.129%	07/01/2019	04/30/2020	$327,202,000	$327,209,728
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.04% (a)	2.139%	07/01/2019	07/31/2020	74,367,000	74,333,031
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.05% (a)	2.141%	07/01/2019	10/31/2020	116,674,000	116,588,451
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.05% (a)	2.144%	07/01/2019	10/31/2019	128,469,000	128,483,142
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.06% (a)	2.156%	07/01/2019	07/31/2019	95,858,000	95,860,971
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.14% (a)	2.235%	07/01/2019	04/30/2021	75,000,000	74,900,249

TOTAL TREASURY DEBT						1,424,009,706

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 21.8%
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Government Obligation, 3.500% due 08/01/2047, valued at $255,000,000); expected proceeds $250,052,083	2.500%	07/01/2019	07/01/2019	250,000,000	250,000,000
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Government Obligation, 4.500% due 04/20/2047, valued at $79,560,000); expected proceeds $78,016,250	2.500%	07/01/2019	07/01/2019	78,000,000	78,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by various U.S. Government Obligations, 2.500% – 6.000% due 11/01/2027 – 10/20/2048, valued at $48,960,000); expected proceeds $48,010,080	2.520%	07/01/2019	07/01/2019	48,000,000	48,000,000
NR, A-1+	Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by various U.S. Government Obligations, 3.500% – 6.000% due 06/01/2025 – 10/01/2048, valued at $102,000,000); expected proceeds $100,021,000	2.520%	07/01/2019	07/01/2019	100,000,000	100,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 05/22/2019 (collateralized by various U.S. Government Obligations, 2.500% – 7.000% due 01/01/2026 – 09/01/2057, valued at $102,000,071); expected proceeds $100,617,500 (c)	2.470%	08/20/2019	08/20/2019	$100,000,000	$100,000,000
NR, A-1	Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by various U.S. Government Obligations, 2.500% – 6.000% due 01/01/2026 – 05/01/2058, valued at $153,000,000); expected proceeds $150,031,500	2.520%	07/01/2019	07/01/2019	150,000,000	150,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by various U.S. Government Obligations, 3.500% – 5.500% due 12/20/2046 – 06/20/2049, valued at $102,000,000); expected proceeds $100,021,167	2.540%	07/01/2019	07/01/2019	100,000,000	100,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by various U.S. Government Obligations, 3.500% – 7.500% due 07/01/2029 – 08/01/2043, valued at $25,500,000); expected proceeds $25,005,313	2.550%	07/01/2019	07/01/2019	25,000,000	25,000,000
NR, A-1	Agreement with Morgan Stanley and Co., Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by various U.S. Government Obligations, 2.500% – 8.500% due 06/15/2026 – 07/01/2049, valued at $494,700,000); expected proceeds $485,101,850	2.520%	07/01/2019	07/01/2019	485,000,000	485,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by various U.S. Government Obligations, 3.500% – 5.961% due 09/01/2020 – 04/20/2049, valued at $102,000,000); expected proceeds $100,020,833	2.500%	07/01/2019	07/01/2019	100,000,000	100,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by various U.S. Government Obligations, 2.500% – 4.500% due 05/01/2029 – 03/01/2049, valued at $102,021,421); expected proceeds $100,021,000	2.520%	07/01/2019	07/01/2019	$100,000,000	$100,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						1,536,000,000

	TREASURY REPURCHASE AGREEMENTS — 5.9%
P-1, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Inflation Index Notes, 0.500% – 0.625% due 01/15/2024 – 04/15/2024, and U.S. Treasury Notes, 2.375% – 2.750% due 01/31/2024 – 02/29/2024, valued at $146,880,006); expected proceeds $144,030,000	2.500%	07/01/2019	07/01/2019	144,000,000	144,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/17/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 08/29/2019, and a U.S. Treasury Note, 2.750% due 07/31/2023, valued at $76,500,088); expected proceeds $75,581,875 (c)	2.450%	07/01/2019	10/09/2019	75,000,000	75,000,000
P-1, A-1	Agreement with MUFG Securities, dated 06/27/2019 (collateralized by U.S. Treasury Bonds, 2.875% - 3.000% due 08/15/2045 – 05/15/2047, valued at $203,975,979); expected proceeds $200,111,111	2.550%	07/05/2019	07/05/2019	200,000,000	200,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						419,000,000

TOTAL INVESTMENTS — 92.1%(d)(e)						6,493,266,514
OTHER ASSETS IN EXCESS OF LIABILITIES — 7.9%						555,875,990

NET ASSETS — 100.0%						$7,049,142,504

*	Moody’s rating, Standard & Poor’s rating, respectively. (Unaudited)
(a)

Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(b)	Rate represents annualized yield at date of purchase.
(c)	Illiquid security. These securities represent $175,000,000 or 2.5% of net assets as of June 30, 2019.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
(e)	Also represents the cost for federal tax purposes.

MMY Money Market Yield

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments in securities, at amortized cost –unaffiliated issuers	$4,538,266,514
Repurchase agreements, at amortized cost	1,955,000,000

Total Investments	6,493,266,514
Cash	547,721,545
Receivable for fund shares sold	1,934
Interest receivable –unaffiliated issuers	8,870,188
Other Receivable	901,137

TOTAL ASSETS	7,050,761,318

LIABILITIES
Advisory fee payable	108,101
Administration fees payable	4,380
Custodian, sub-administration and transfer agent fees	87,745
Trustees’ fees and expenses payable	586
Distribution payable	1,370,203
Professional fees payable	44,669
Accrued expenses and other liabilities	3,130

TOTAL LIABILITIES	1,618,814

NET ASSETS	$7,049,142,504

NET ASSETS CONSIST OF:
Paid-in Capital	$7,049,126,028
Total distributable earnings (loss)	16,476

NET ASSETS	$7,049,142,504

NET ASSET VALUE PER SHARE
Net asset value per share	$1.00

Shares outstanding ($0.001 par value)	7,049,111,980

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest income - unaffiliated issuers	$95,601,393

EXPENSES
Advisory fees	682,796
Administration fees	29,263
Custodian, sub-administration and transfer agent fees	575,230
Trustees’ fees and expenses	108,846
Professional fees	91,299
Insurance expense	40,241
Miscellaneous expenses	14,175

TOTAL EXPENSES	1,541,850

NET INVESTMENT INCOME (LOSS)	94,059,543

REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions	9,025

Net realized gain (loss)	9,025

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$94,068,568

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$94,059,543	$215,857,433
Net realized gain (loss)	9,025	(1,361)

Net increase (decrease) in net assets resulting from operations	94,068,568	215,856,072

DISTRIBUTIONS TO SHAREHOLDERS	(94,059,543)	(215,857,461)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	43,525,707,383	38,313,726,456
In-kind redemptions (Note 1)	1,370,418,837	—
Reinvestment of distributions	(1,328,932,031)	213,867,394
Cost of shares redeemed	(43,362,437,152)	(43,407,545,011)

Net increase (decrease) in net assets from beneficial interest transactions	204,757,037	(4,879,951,161)

Net increase (decrease) in net assets during the period	204,766,062	(4,879,952,550)

Net assets at beginning of period	6,844,376,442	11,724,328,992

NET ASSETS AT END OF PERIOD	$7,049,142,504	$6,844,376,442

SHARES OF BENEFICIAL INTEREST:
Shares sold	43,525,699,777	38,313,726,456
Reinvestment of distributions	41,486,806	213,867,394
Shares redeemed	(43,362,437,152)	(43,407,545,011)

Net increase (decrease)	204,749,431	(4,879,951,161)

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/19 (Unaudited)		Year Ended 12/31/18	Year Ended 12/31/17		Year Ended 12/31/16(a)	Year Ended 12/31/15(a)		Year Ended 12/31/14(a)
Net asset value, beginning of period	$1.0000		$1.0000	$1.0000		$1.0000	$1.0000		$1.0000

Income (loss) from investment operations:
Net investment income (loss)	0.0119		0.0182	0.0086		0.0043	0.0019	(b)	0.0015	(b)
Net realized gain (loss)	0.0000	(c)	0.0000 (c)	0.0000	(c)	0.0000 (c)	0.0000	(c)	0.0000	(c)

Total from investment operations	0.0119		0.0182	0.0086		0.0043	0.0019		0.0015

Distributions to shareholders from:
Net investment income	(0.0119)		(0.0182)	(0.0086)		(0.0043)	(0.0019)		(0.0015)
Net realized gains	—		—	(0.0000	)(c)	—	(0.0000	)(c)	(0.0000	)(c)

Net asset value, end of period	$1.0000		$1.0000	$1.0000		$1.0000	$1.0000		$1.0000

Total return(d)	1.19%		1.84%	0.86%		0.43%	0.19%		0.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,049,143		$6,844,376	$11,724,329		$9,167,121	$20,816		$21,353
Ratios to average net assets:
Total expenses	0.04	%(e)	0.04%	0.04%		0.04%	0.03%		0.03%
Net expenses	0.04	%(e)	0.04%	0.03%		0.03%	0.03%		0.03%
Net investment income (loss)	2.41	%(e)	1.78%	0.87%		0.45%	0.19%		0.15%

(a)	Beginning with the year ended December 31, 2017, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amount is less than $0.00005 per share.
(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(e)	Annualized.

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements

June 30, 2019 (Unaudited)

1. Organization

State Street Navigator Securities Lending Trust (the “Trust”) a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2019, the Trust offers four (4) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.

The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). There are other affiliated trusts that participate in the SLP and invest collateral in the Fund. Shares of the Fund are sold in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.

The Fund’s investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.

The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

On April 12, 2019, 99 securities totaling $1,370,418,837 at amortized cost and $717,368,416 in cash were redeemed by way of an in-kind distribution of approximately 23% of the assets of the Fund to invest in a new series of the Trust, State Street Navigator Securities Lending Portfolio III which commenced operations on the same day. The redemption did not affect the net asset value per share of the Fund, which remained at $1.00. The transfer is disclosed in the Statement of Changes in Net Assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

The Fund’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 - Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 - Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Fund are determined based on Level 2 inputs.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.

Distributions

Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

3. Securities and Other Investments

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of June 30, 2019, the Fund had invested in repurchase agreements with the gross values (principal) of $1,955,000,000 and associated collateral equal to at least $1,994,097,565.

4. Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Administrator Fee

SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund, and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.

Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees

State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.

Other Transactions with Affiliates

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2019, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Government Money Market Portfolio	2	45.44%

5. Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6. Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2018, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes.

7. Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk).

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

Additionally, a Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information

June 30, 2019 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable distribution (12b-1) and/ or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator Securities Lending Government Money Market Portfolio	0.04%	$1,011.90	$0.20	$1,024.60	$0.20

(a)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

June 30, 2019 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.

Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP filings are available (1) on the SEC’s website at www.sec.gov or (2) by calling 1-877-521-4083 (toll free).

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

June 30, 2019 (Unaudited)

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT

General Background

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) serves as the investment adviser to the State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”), pursuant to an advisory agreement dated May 1, 2001, as amended (the “Advisory Agreement”), between SSGA FM and the State Street Navigator Securities Lending Trust (the “Trust”). Under the Advisory Agreement, SSGA FM manages the Fund’s investments in accordance with its investment objectives, policies and limitations. Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, including and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval. Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance, and risk management. The Board periodically meets with SSGA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board received in preparation for the meeting described below.

Approval Process

The Board, including the Independent Trustees, met in person on April 10, 2019 and May 15, 2019 (collectively, the “Meeting”), including in executive sessions attended by the Independent Trustees and their co-counsel who are independent of the Adviser to consider a proposal to approve the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent third-party provider of mutual fund data and by SSGA FM, that it believed to be reasonably necessary to reach its conclusion. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSGA FM and independent legal counsel. During the executive session, the Board discussed the following: (1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSGA FM; (3) the costs of the services to be provided and profits to be realized by SSGA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Fund to SSGA FM, the Board had considered (a) the Fund’s need for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust and the Fund; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.

To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a memorandum from independent legal counsel to the Independent Trustees (“Independent Counsel”) detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; the Administration Agreement dated and effective as of June 3, 2015 between SSGA FM and the Trust (the “Administration Agreement”); the Sub-Administration Agreement dated and effective as of June 1, 2015 between State Street Bank and Trust Company (“State Street”) and SSGA FM (the “Sub-Administration Agreement”); the Custodian Contract dated March 4, 1996, as amended, between State Street and the Trust (the “Custody Agreement”); and the Transfer Agency and Service Agreement dated March 4, 1996, as amended, between State Street and the Trust (the “Transfer Agency Agreement” and together, with the Sub-Administration Agreement and the Custody Agreement, the “Affiliated Agreements”); and (2) a responsive memorandum from the Adviser to a request letter from Independent Counsel to SSGA FM requesting certain information from SSGA FM, in its capacity

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as the Adviser and the Fund’s administrator (the “Administrator”) relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement and the Administration Agreement that included, among other information: (i) a description of the nature, extent and quality of services provided by the Adviser to the Trust, the Fund and the State Street Navigator Securities Lending Portfolio I (together with the Fund, the “Navigator Funds”) with a description of all relevant personnel comprising the team responsible for providing these services to the Trust and the Navigator Funds and their qualifications to provide such services; (ii) a description of the sources of information that the Adviser relies upon in providing portfolio management services to each Navigator Fund and a description of the Adviser’s investment decision making process for each Navigator Fund; (iii) a description of the Adviser’s processes for seeking to obtain the most favorable execution of portfolio transactions for the Navigator Funds; (iv) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvement or changes in technology or systems in the past year; (v) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the Navigator Funds invest and a description of the functioning and effectiveness of SSGA FM’s valuation policies and procedures in light of U.S. Securities and Exchange Commission (“SEC”) staff guidance in this area and SEC enforcement actions with respect to valuation; (vi) a Summary of total returns at net asset value (before taxes) for the Fund as of December 31, 2018 for the one-, three-, five- and ten-year periods, with information regarding the total returns at net asset value (before taxes) of comparable accounts; (vii) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2018; (viii) a report of SSGA FM’s expense allocation and profitability related to providing investment advisory services to the Navigator Funds with an explanation of the methodology used in allocating expenses attributable to managing each Navigator Fund; (ix) a profitability report from SSGA FM detailing the Adviser’s profitability for providing investment advisory services to the Trust for the year ended December 31, 2018; (x) a summary of the Adviser’s profitability for each Navigator Fund for the year ended December 31, 2018; (xi) individual reports on SSGA FM’s profitability for providing investment advisory services to each Navigator Fund for the year ended December 31, 2018; (xii) the Administrator’s profitability for providing administrative services to the Trust for the year ended December 31, 2018; (xiii) a summary of Administrator profitability by Navigator Fund by gross profit for the year ended December 31, 2018; (xiv) a combined profitability report by functional category detailing the profitability of SSGA FM and State Street for fees paid by the Trust for the year ended December 31, 2018 (collectively, with items viii, ix, x, xi, xii and xiii, the “SSGA FM Profitability Reports”); (xv) SSGA FM’s updated registration on Form ADV (Parts 1 and 2) under the Investment Advisers Act of 1940, as amended; (xvi) an overall description of the services rendered to the Navigator Funds by SSGA FM as Administrator, an assessment of the quality of the services to be provided by SSGA FM as Administrator, including its oversight of State Street, as the sub-administrator of the Trust, and a discussion as to whether the nature, extent and quality of the services provided would be at least equal to services provided by unaffiliated third parties offering the same or similar services; (xvii) data from a nationally recognized independent third-party provider of mutual fund data, Broadridge Financial Solutions, Inc. (“Broadridge”), comparing the Fund’s performance for various periods ended December 31, 2018, advisory fees and total expense ratio to other funds, selected exclusively by Broadridge, with similar investment objectives and investment policies and of similar asset size.

In reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).

The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement

The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and investment policies and of similar asset size. The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors, although it does have peers of comparable size pursuing comparable investment objectives.

In considering the nature, extent and quality of the services provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials provided by Broadridge and SSGA FM before the Meeting and by SSGA FM at the Meeting. The Board noted that, under the Advisory Agreement, SSGA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with

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the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board; (ii) providing necessary and appropriate reports and information to the Board; (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions; and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund. The Board also considered the resources, operational structures and practices of SSGA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSGA FM approved counterparties. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $452.7 billion in assets under management as of December 31, 2018. Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares senior personnel, the Board determined that SSGA FM and its affiliates continue to have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSGA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Investment Performance of the Trust and SSGA FM

In evaluating the investment performance of the Trust and SSGA FM, the Board relied primarily upon the aforementioned Broadridge materials, as well as information provided at the Meeting and upon reports provided to the Board by SSGA FM throughout the preceding year. The Board reviewed the performance of the Fund against a Broadridge-generated peer group, consisting of the Fund and 14 other Institutional US Government Money Market Funds (as classified by Broadridge) with assets ranging from approximately $5.84 billion to approximately $26.84 billion (the “Broadridge Peer Group”), and the Broadridge universe, consisting of the Fund and all Institutional US Government Money Market Funds, regardless of asset size or primary channel of distribution (the “Broadridge Universe”), and noted that the Fund had outperformed both the average and median of the Broadridge Peer Group and the Broadridge Universe for the one-year period. The Board also noted that the Fund ranked first overall in performance compared to its Broadridge Peer Group and Broadridge Universe and in the first quintile compared to its Broadridge Peer Group and Broadridge Universe for this period. On the basis of this review, the Board concluded that the Fund’s performance has been exceptional when compared to the Broadridge Peer Group and the Broadridge Universe and supported the renewal of the Advisory Agreement.

The Cost of the Services to be Provided

The Board reviewed an expense comparison report prepared by Broadridge. The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the Fund versus the Broadridge Peer Group. The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were among the lowest of the Fund’s Broadridge Peer Group. The Board concluded that the management fees and total expenses of the Fund are reasonable.

Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust

The Board considered the profitability of the advisory and administrative arrangements with the Navigator Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as sub-administrator, transfer agent and custodian for the Trust. The Board was also provided with the data relating to the profitability to SSGA FM from serving as the Adviser and the Administrator of the Navigator Funds for the calendar year ended December 31, 2018. The Trustees discussed with representatives of the Adviser and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. The Board also considered the

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various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. After further discussion, the Trustees concluded that, to the extent SSGA FM’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

Economies of Scale

The Board considered certain limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective. The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow. The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

Other Benefits

In considering whether SSGA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the Trust. The Board noted, among other things, that SSGA FM does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments. The Board concluded that, to the extent that SSGA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSGA FM’s fee excessive.

Approval

The Board carefully evaluated the materials and information provided in advance of and at the Meeting and throughout the year and was advised by independent legal counsel with respect to its deliberations. In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and each Trustee may have attributed different weight to the various Factors. Based on the Board’s evaluation of all the Factors that it deemed relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.

Trustees

John R. Costantino

Michael F. Holland

Michael A. Jessee

Ellen M. Needham

Donna M. Rapaccioli

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

State Street Navigator Securities Lending Trust

c/o State Street Bank and Trust Company

Securities Finance

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	September 5, 2019

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 5, 2019